UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Technology Opportunities Fund (Formerly BlackRock Science & Technology Opportunities Portfolio)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 12/31/2017

Item 1 — Schedule of Investments

Schedule of Investments December 31, 2017 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.9%

Australia — 6.8%
Aristocrat Leisure Ltd.	371,451	$6,839,972
Australia & New Zealand Banking Group Ltd.	1,647	36,743
Beach Energy, Ltd.	50,075	48,361
BHP Billiton Ltd.	144,088	3,309,833
BHP Billiton PLC	97,671	1,974,937
BlueScope Steel Ltd.	31,707	377,648
Caltex Australia Ltd.	93,296	2,471,525
CIMIC Group Ltd.	41,360	1,654,212
Coca-Cola Amatil Ltd.	59,693	395,458
Cochlear Ltd.	18,684	2,490,626
Commonwealth Bank of Australia	5,138	320,655
CSL Ltd.	22,028	2,420,739
CSR Ltd.	162,790	601,853
Ensogo Ltd.(a)(b)	122,284	—
Fortescue Metals Group Ltd.	414,682	1,569,310
GPT Group	39,493	157,096
Macquarie Group Ltd.	59,883	4,631,644
National Australia Bank Ltd.	193,423	4,441,994
OZ Minerals Ltd.	15,132	107,475
Platinum Asset Management Ltd.	41,408	248,526
Qantas Airways Ltd.	1,218,706	4,778,608
Santos Ltd.(a)	89,432	378,545
Star Entertainment Grp, Ltd.	5,860	27,688
Stockland	458,794	1,600,428
Sydney Airport	403,521	2,214,167
Tabcorp Holdings Ltd.	17,740	76,967
Telstra Corp. Ltd.	1,944,574	5,497,019
Wesfarmers Ltd.	4,380	151,451
Westpac Banking Corp.	2,856	69,468
Woolworths Group Ltd.	77,320	1,642,765

		50,535,713
Austria — 0.6%
BAWAG Group AG(a)(c)	783	41,769
Erste Group Bank AG	855	37,052
OMV AG	70,652	4,478,481

		4,557,302
Belgium — 1.3%
Bekaert SA	830	36,195
bpost SA	26,500	806,507
Colruyt SA	897	46,663
KBC Group NV	41,652	3,549,299
Solvay SA	3,898	541,963
Telenet Group Holding NV(a)	1,486	103,524
UCB SA	60,410	4,790,073

		9,874,224
China — 0.1%
BOC Hong Kong Holdings Ltd.	144,500	730,271
Yangzijiang Shipbuilding Holdings Ltd.	190,100	208,449

		938,720
Denmark — 1.5%
Carlsberg A/S, Class B	25,662	3,077,855
Danske Bank A/S	137,261	5,342,472
Genmab A/S(a)	2,847	472,152
Royal Unibrew A/S	2,103	125,958
Sydbank A/S	2,594	104,412
Topdanmark A/S(a)	38,146	1,647,456

		10,770,305
Finland — 2.1%
Metso OYJ	1	34
Sampo OYJ, A Shares	114,224	6,268,842
Tieto OYJ	1,431	44,604
UPM-Kymmene OYJ	215,447	6,688,499

Security	Shares	Value
Finland (continued)
Valmet OYJ	125,628	$2,478,913

		15,480,892
France — 9.9%
Arkema SA	7,707	939,055
Atos SE	9,875	1,435,725
AXA SA	167,089	4,951,374
BNP Paribas SA	59,442	4,421,796
Bouygues SA	4,386	227,579
Capgemini SE	18,589	2,201,710
Cie Plastic Omnium SA	827	37,533
Compagnie de Saint-Gobain	121,486	6,686,115
Dassault Aviation SA	115	178,810
Elior Group SA(c)	5,987	123,471
Engie SA	108,205	1,860,203
Eramet(a)	563	66,749
Faurecia	43,219	3,368,268
ICADE	247	24,281
Kering	13,812	6,501,665
Klepierre SA	10,929	480,376
Lagardere SCA	12,100	387,491
Legrand SA	10,540	810,302
LVMH Moet Hennessy Louis Vuitton SE	19,524	5,730,382
Neopost SA	1,276	36,744
Nexity SA(a)	12,010	714,404
Orange SA	54,680	947,647
Pernod Ricard SA	3,961	626,450
Peugeot SA	253,317	5,145,169
Publicis Groupe SA	1,634	110,764
Renault SA	20,287	2,036,364
Sanofi	60,508	5,209,238
SCOR SE	23,731	953,830
Société Générale SA	28,946	1,492,322
Sodexo SA	149	19,975
SOITEC(a)	360	25,679
Sopra Steria Group	190	35,507
Television Francaise 1	84,510	1,245,687
Thales SA	38,987	4,195,761
TOTAL SA	24,847	1,371,549
Ubisoft Entertainment SA(a)	779	59,852
Unibail-Rodamco SE	4,177	1,051,147
Veolia Environnement SA	140,254	3,576,351
Vinci SA	3,558	363,241
Vivendi SA	148,963	3,998,085

		73,648,651
Germany — 11.0%
Aareal Bank AG	6,112	275,970
adidas AG	3,659	731,760
Allianz SE, Registered Shares	22,340	5,112,447
Aurubis AG	8,081	750,106
BASF SE	69,641	7,634,822
Bayer AG, Registered Shares	39,714	4,934,976
Beiersdorf AG	20,597	2,414,644
CECONOMY AG	28,580	431,347
Covestro AG(c)	660	67,958
CTS Eventim AG & Co. KGaA	20,328	945,080
Deutsche Lufthansa AG, Registered Shares	87,819	3,225,031
Deutsche Post AG, Registered Shares	129,730	6,166,512
Deutsche Telekom AG, Registered Shares	196,926	3,480,940
E.ON SE	656,156	7,110,200
Fielmann AG	2,505	220,650
Fresenius Medical Care AG & Co. KGaA	60,175	6,318,944
Hannover Rueck SE	4,101	514,526
Hella GmbH & Co. KGaA	1,644	101,473
HOCHTIEF AG	36,188	6,391,054
Infineon Technologies AG	19,612	534,116
Kloeckner & Co. SE	14,965	183,862

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Germany (continued)
METRO AG(a)	6,523	$129,929
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	7,655	1,653,092
ProSiebenSat.1 Media SE	3,864	132,634
Puma SE	256	111,499
Rheinmetall AG	8,526	1,078,225
SAP SE	101,712	11,379,034
Siemens AG, Registered Shares	2,552	353,343
Siltronic AG(a)	930	134,452
Software AG	11,861	665,290
Suedzucker AG	183,421	3,970,452
Talanx AG	13,713	558,827
Telefonica Deutschland Holding AG	113,386	567,466
TUI AG	108,583	2,249,540
Wacker Chemie AG	2,296	444,865
Wirecard AG	2,903	322,646

		81,297,712
Hong Kong — 3.1%
AIA Group Ltd.	337,000	2,866,403
Chow Tai Fook Jewellery Group Ltd.	147,200	154,494
CLP Holdings Ltd.	452,000	4,625,380
Galaxy Entertainment Group Ltd.	174,000	1,389,180
Hang Lung Group Ltd.	6,000	22,061
Hang Lung Properties Ltd.	532,000	1,295,938
Hang Seng Bank Ltd.	1,100	27,290
Henderson Land Development Co. Ltd.	288,000	1,893,601
Hong Kong Exchanges & Clearing Ltd.	20,400	624,001
Jardine Matheson Holdings Ltd.	1,700	103,143
Kerry Properties Ltd.	534,000	2,398,886
Sands China Ltd.	33,600	172,947
Sino Land Co. Ltd.	104,000	183,987
SJM Holdings Ltd.	405,000	361,882
Sun Hung Kai Properties Ltd.	180,000	2,996,830
Swire Properties Ltd.	158,400	510,912
VTech Holdings, Ltd.	6,000	78,474
WH Group Ltd.(c)	1,913,000	2,159,604
Wharf Holdings Ltd.	52,000	179,322
Wharf Real Estate Investment Co., Ltd.(a)	12,000	79,868
Wheelock & Co. Ltd.	79,000	563,131

		22,687,334
Ireland — 0.0%
Smurfit Kappa Group PLC(a)	1,106	37,409

Italy — 1.8%
A2A SpA	19,316	35,740
Amplifon SpA	9,032	139,147
Assicurazioni Generali SpA	165,022	3,003,632
Atlantia SpA	44,176	1,392,706
Azimut Holding SpA	15,211	291,003
Banca Mediolanum SpA	38,855	336,364
Eni SpA	4,685	77,527
Ferrari NV	7,439	779,458
Hera SpA	28,144	98,219
Italgas SpA	3,728	22,747
Mediaset SpA(a)(d)	54,136	209,804
Mediobanca SpA	409,236	4,636,932
Moncler SpA	37,497	1,172,061
Recordati SpA	22,283	990,243
Snam SpA	13,492	66,077
Terna Rete Elettrica Nazionale SpA	15,897	92,410

		13,344,070
Japan — 22.1%
ABC-Mart, Inc.	400	22,927
Alfresa Holdings Corp.	4,600	107,743
Amada Holdings Co. Ltd.	11,000	149,348
Astellas Pharma, Inc.	524,700	6,665,408
Brother Industries Ltd.	1,700	41,785

Security	Shares	Value
Japan (continued)
Canon, Inc.	8,100	$301,791
Casio Computer Co. Ltd.	1,600	22,959
Chiba Bank Ltd.	31,000	257,075
Chubu Electric Power Co., Inc.	82,300	1,020,825
Dai Nippon Printing Co. Ltd.	36,000	801,477
Daicel Corp.	111,700	1,267,606
Dai-ichi Life Holdings, Inc.	78,000	1,603,067
Daiichi Sankyo Co. Ltd.	151,400	3,936,714
Daiichikosho Co. Ltd.	800	39,861
Daito Trust Construction Co. Ltd.	33,700	6,865,741
Daiwa Securities Group, Inc.	119,000	744,525
Denso Corp.	7,400	443,325
Dentsu, Inc.	6,000	253,710
Disco Corp.	700	155,148
East Japan Railway Co.	18,900	1,843,095
FANUC Corp.	6,800	1,631,296
Fast Retailing Co. Ltd.	5,300	2,107,353
FUJIFILM Holdings Corp.	5,900	240,749
Fujitsu General Ltd.	20,800	455,976
Fujitsu Ltd.	342,000	2,424,620
Glory Ltd.	5,300	199,780
Gree, Inc.	5,400	33,848
Haseko Corp.	2,800	43,395
Hitachi Ltd.	1,057,000	8,200,418
Hokuhoku Financial Group, Inc.	16,400	255,537
Hokuriku Electric Power Co.(a)	14,800	119,070
Honda Motor Co. Ltd.	114,700	3,914,424
Hoya Corp.	12,700	632,501
Iida Group Holdings Co. Ltd.	166,600	3,135,855
ITOCHU Corp.	2,900	54,060
Itochu Techno-Solutions Corp.	3,200	138,794
J Front Retailing Co. Ltd.	23,900	449,132
Japan Airlines Co. Ltd.	15,900	621,211
Japan Display, Inc.(a)(d)	79,400	160,146
Japan Post Holdings Co. Ltd.	40,500	463,884
Japan Tobacco, Inc.	54,000	1,738,968
JSR Corp.	4,100	80,542
JTEKT Corp.	70,100	1,201,103
JXTG Holdings, Inc.	669,200	4,300,486
Kakaku.com, Inc.	3,500	59,082
Kao Corp.	35,100	2,371,693
KDDI Corp.	74,200	1,843,093
Konami Holdings Corp.	400	21,997
Lawson, Inc.	2,100	139,552
Lintec Corp.	12,500	348,106
Lion Corp.	4,300	81,279
Marubeni Corp.	10,200	73,743
MEIJI Holdings Co. Ltd.	600	51,065
Miraca Holdings, Inc.	17,400	742,199
Mitsubishi Chemical Holdings Corp.	580,800	6,355,074
Mitsubishi Corp.	84,300	2,324,469
Mitsubishi Estate Co. Ltd.	41,500	720,566
Mitsubishi Logistics Corp.	32,000	829,603
Mitsubishi Materials Corp.	2,900	102,908
Mitsui & Co. Ltd.	144,600	2,345,908
Mizuho Financial Group, Inc.	2,110,000	3,815,070
MS&AD Insurance Group Holdings, Inc.	28,900	974,810
Murata Manufacturing Co. Ltd.	3,800	508,775
NGK Insulators Ltd.	4,400	82,883
Nichirei Corp.	1,500	41,463
Nihon Unisys, Ltd.	5,200	107,968
Nippon Building Fund, Inc.	33	161,376
Nippon Kayaku Co. Ltd.	15,000	222,421
Nippon Steel & Sumitomo Metal Corp.	28,400	725,601
Nippon Telegraph & Telephone Corp.	116,100	5,458,338
Nippon Television Holdings, Inc.	18,600	318,221
Nissan Chemical Industries Ltd.	15,100	601,504
Nissan Motor Co. Ltd.	477,500	4,754,033
Nisshin Seifun Group, Inc.	1,800	36,330

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Nitto Denko Corp.	10,000	$884,487
Nomura Holdings, Inc.	32,900	192,852
NS Solutions Corp.	1,500	41,008
NSK Ltd.	24,500	383,842
NTT Data Corp.	11,300	134,061
NTT DOCOMO, Inc.	322,000	7,613,370
ORIX Corp.	76,800	1,294,916
Pigeon Corp.	3,300	125,384
Pola Orbis Holdings, Inc.	6,900	241,781
Resona Holdings, Inc.	949,500	5,657,853
Sankyo Co. Ltd.	4,000	125,787
Secom Co. Ltd.	38,600	2,912,096
Seino Holdings Co. Ltd.	3,000	47,594
Sekisui House Ltd.	25,200	454,574
Senshu Ikeda Holdings, Inc.	135,100	497,187
Seven & i Holdings Co. Ltd.	88,700	3,674,523
Shikoku Electric Power Co., Inc.	17,000	185,048
Shionogi & Co. Ltd.	57,200	3,090,796
Skylark Co., Ltd.	22,600	321,137
Sojitz Corp.	73,400	224,874
Sumitomo Chemical Co. Ltd.	200,000	1,431,130
Sumitomo Dainippon Pharma Co. Ltd.	19,400	287,182
Sumitomo Electric Industries Ltd.	60,300	1,016,495
Sumitomo Mitsui Financial Group, Inc.	210,200	9,060,569
Sumitomo Mitsui Trust Holdings, Inc.	118,500	4,688,572
Sumitomo Realty & Development Co. Ltd.	75,000	2,461,424
Suzuken Co. Ltd.	3,900	160,120
T&D Holdings, Inc.	36,200	617,590
Toho Gas Co. Ltd.	1,900	52,018
Tokai Rika Co. Ltd.	15,000	314,759
Tokio Marine Holdings, Inc.	8,300	377,509
Tokyo Electric Power Co. Holdings, Inc.(a)	40,300	159,051
Tokyo Electron Ltd.	30,700	5,537,956
Tokyo Gas Co. Ltd.	145,700	3,329,018
Tokyu Corp.	15,300	243,883
Tokyu Fudosan Holdings Corp.	3,000	21,650
Toppan Printing Co. Ltd.	18,000	162,596
Toyo Seikan Group Holdings Ltd.	32,500	521,700
Toyoda Gosei Co. Ltd.	1,000	25,372
Toyota Boshoku Corp.	1,300	27,135
Toyota Motor Corp.	50,600	3,224,738
TS Tech Co. Ltd.	17,500	718,057
Ulvac, Inc.	7,400	464,105
Unicharm Corp.	800	20,774
West Japan Railway Co.	46,000	3,355,885
Yamato Holdings Co. Ltd.	12,600	252,949
Yamazaki Baking Co. Ltd.	6,100	118,776
Zeon Corp.	100,200	1,446,042

		163,566,633
Jersey — 0.0%
Centamin PLC	18,475	39,351

Luxembourg — 0.3%
APERAM SA	10,136	520,717
ArcelorMittal(a)	46,253	1,500,594

		2,021,311
Netherlands — 5.9%
BE Semiconductor Industries NV	57,361	4,791,618
Euronext NV(c)	2,886	179,015
Gemalto NV	10,993	651,005
ING Groep NV	496,933	9,122,042
Koninklijke Ahold Delhaize NV	260,550	5,727,650
Koninklijke DSM NV	73,468	7,017,931
Koninklijke KPN NV	885,342	3,090,969
Koninklijke Philips NV	63,087	2,382,075
PostNL NV(a)	23,150	113,005

Security	Shares	Value
Netherlands (continued)
Randstad Holding NV	6,933	$425,401
Royal Dutch Shell PLC, A Shares	175,867	5,870,990
Royal Dutch Shell PLC, B Shares	135,683	4,568,984

		43,940,685
Norway — 0.8%
DNB ASA	62,455	1,156,130
Norsk Hydro ASA	71,887	544,962
Orkla ASA	71,459	757,257
Salmar ASA	744	22,352
Statoil ASA	134,182	2,872,626
Telenor ASA	39,894	854,003

		6,207,330
Portugal — 0.5%
Banco Comercial Portugues SA, Class R(a)	1,356,700	441,597
Jeronimo Martins SGPS SA	177,651	3,452,028

		3,893,625
Russia — 0.0%
Evraz PLC	5,083	23,334

Singapore — 1.0%
Ascendas Real Estate Investment Trust	123,500	250,649
CapitaLand Ltd.	935,800	2,461,799
CapitaLand Mall Trust	72,100	114,706
Genting Singapore PLC	229,800	224,432
Venture Corp. Ltd.	283,400	4,326,693
Yanlord Land Group Ltd.	240,000	290,198

		7,668,477
South Africa — 0.2%
Mondi PLC	44,877	1,166,291

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	101,110	3,949,711
Amadeus IT Group SA	38,774	2,790,266
Banco Bilbao Vizcaya Argentaria SA	34,361	292,006
Banco Santander SA	77,252	506,481
Corp. Financiera Alba SA	7,246	414,882
Distribuidora Internacional de Alimentacion SA	27,239	140,489
Endesa SA	1,638	35,033
Grifols SA	14,735	430,836
Mediaset Espana Comunicacion SA	313,251	3,513,058
Melia Hotels International SA	9,257	127,374
NH Hotel Group SA	8,574	61,725
Repsol SA	32,798	579,095
Telefonica SA	449,695	4,379,005
Viscofan SA	269	17,737

		17,237,698
Sweden — 4.1%
Atlas Copco AB, A Shares	18,401	794,115
Boliden AB	82,929	2,835,983
Electrolux AB, Series B	122,348	3,939,042
Essity AB, B Shares(a)	1,228	34,897
Fabege AB	19,939	424,875
JM AB	28,602	651,562
NCC AB, B Shares	38,661	741,351
Sandvik AB	153,529	2,687,478
Skandinaviska Enskilda Banken AB, Class A	185,759	2,181,255
SSAB AB, A Shares(a)	44,983	245,816
Svenska Cellulosa AB SCA, Class B	85,757	883,904
Svenska Handelsbanken AB, A Shares	274,000	3,744,496
Swedish Match AB	91,894	3,619,858
Telefonaktiebolaget LM Ericsson, Class B	46,542	307,165

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Volvo AB, B Shares	381,173	$7,098,161

		30,189,958
Switzerland — 7.7%
Banque Cantonale Vaudoise, Registered Shares	81	61,093
Barry Callebaut AG, Registered Shares(a)	38	79,207
Bucher Industries AG, Registered Shares	488	198,315
dormakaba Holding AG(a)	25	23,279
Georg Fischer AG, Registered Shares	2,529	3,338,701
Glencore PLC(a)	264,387	1,383,789
Helvetia Holding AG, Registered Shares	1,209	680,013
IWG PLC	27,318	94,938
Landis+Gyr Group AG(a)	3,713	295,224
Logitech International SA, Registered Shares	157,858	5,317,819
Nestle SA, Registered Shares	96,447	8,292,153
Novartis AG, Registered Shares	51,142	4,303,728
OC Oerlikon Corp. AG, Registered Shares	3,089	52,141
Roche Holding AG	60,248	15,234,030
Schindler Holding AG Participation Certificates	11,450	2,633,392
SGS SA, Registered Shares	155	404,091
STMicroelectronics NV	303,435	6,619,128
Sulzer AG, Registered Shares	365	44,274
Swiss Re AG	7,441	695,888
Temenos Group AG, Registered Shares(a)	15,322	1,960,768
UBS Group AG, Registered Shares(a)	220,284	4,047,225
Wolseley PLC	18,789	1,348,369

		57,107,565
United Kingdom — 14.1%
Anglo American PLC	102,288	2,127,481
Ashmore Group PLC	22,167	120,792
Associated British Foods PLC	95,140	3,622,375
Auto Trader Group PLC(c)	24,587	117,116
Aviva PLC	145,708	993,773
BAE Systems PLC	61,981	478,884
Barratt Developments PLC	118,500	1,033,729
Bodycote PLC	5,182	63,740
BP PLC	602,852	4,229,170
British American Tobacco PLC	150,804	10,194,146
Britvic PLC	84,083	922,759
Centrica PLC	155,435	288,138
Close Brothers Group PLC	19,141	374,209
CNH Industrial NV	10,455	139,872
Compass Group PLC	90,260	1,946,201
Croda International PLC	3,151	187,839
DCC PLC	27,687	2,786,335
Diageo PLC	165,859	6,079,443
Dialog Semiconductor PLC(a)	47,812	1,480,613
Direct Line Insurance Group PLC	102,721	528,580
Dixons Carphone PLC	89,536	240,197
DS Smith PLC	18,113	126,256
Electrocomponents PLC	35,370	298,580
Experian PLC	2,938	64,761
Fevertree Drinks PLC	2,583	79,409
GKN PLC	127,983	550,366
GlaxoSmithKline PLC	204,373	3,619,273
Hays PLC	103,398	254,661
HSBC Holdings PLC	990,138	10,226,195
Imperial Brands PLC	91,478	3,901,953
Inchcape PLC	55,105	580,500
Indivior PLC(a)	32,948	180,935
InterContinental Hotels Group PLC	57,725	3,671,578
International Consolidated Airlines Group SA	43,526	377,201
Intertek Group PLC	93,926	6,568,571
ITV PLC	92,476	206,637
JD Sports Fashion PLC	19,121	86,634
Johnson Matthey PLC	4,481	185,685
Jupiter Fund Management PLC	15,285	129,334
Legal & General Group PLC	107,012	393,973

Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	3,024,360	$2,773,280
National Grid PLC	144,603	1,704,652
Old Mutual PLC	307,800	962,888
Persimmon PLC	19,040	703,852
Playtech PLC	1,876	21,772
Prudential PLC	67,679	1,733,277
QinetiQ Group PLC	664,873	2,074,530
Rentokil Initial PLC	234,472	1,004,514
Rightmove PLC	60,616	3,678,516
Rio Tinto PLC	44,180	2,317,572
Royal Mail PLC	45,864	280,210
Schroders PLC	4,641	219,687
Severn Trent PLC	37,849	1,102,864
Smiths Group PLC	4,572	91,758
Spirax-Sarco Engineering PLC	14,865	1,123,861
SSE PLC	4,746	84,373
SSP Group PLC	7,464	68,554
Standard Life ABERDEEN PLC	55,497	326,434
Tate & Lyle PLC	62,041	588,053
Taylor Wimpey PLC	49,374	137,591
Thomas Cook Group PLC	1,454,114	2,412,856
Unilever NV CVA	62,362	3,511,157
Unilever PLC	21,418	1,187,971
Vodafone Group PLC	1,703,015	5,383,211
WH Smith PLC	5,486	173,840
William Hill PLC	7,460	32,432
Wm Morrison Supermarkets PLC	406,799	1,207,776
WPP PLC	12,596	227,556

		104,592,931
United States — 0.7%
Carnival PLC	25,471	1,675,873
Shire PLC	44,085	2,284,529
FirstSun Capital Bancorp (Acquired 3/10/14, cost $1,691,203)(a)(b)(e)	37,254	1,366,104

		5,326,506
Total Common Stocks — 97.9% (Cost: $693,929,912)		726,154,027

Preferred Stocks — 0.5%

India — 0.0%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $576,742)(a)(b)(e)	81	127,662
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $227,633)(a)(b)(e)	27	51,801

		179,463
United States — 0.5%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242)(a)(b)(e)	153,710	871,536
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386)(a)(b)(e)	75,832	2,500,181

		3,371,717

Total Preferred Stocks — 0.5% (Cost: $2,923,003)		3,551,180

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017(unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Rights — 0.0%

Spain — 0.0%
Repsol SA(a)	23,919	$10,877

Total Long-Term Investments — 98.4% (Cost: $696,863,824)		729,716,084

Security	Shares	Value
Short-Term Securities — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(f)(h)	15,640,169	$15,640,169
SL Liquidity Series, LLC, Money Market Series, 1.53% (f)(g)(h)	262,652	262,626

Total Short-Term Investments — 2.1% (Cost: $15,902,819)		15,902,795

Total Investments — 100.5% (Cost: $712,766,643)		745,618,879
Liabilities in Excess of Other Assets — (0.5)%		(3,625,307)

Net Assets — 100.0%		$741,993,572

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security, or a portion of the security, is on loan.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,917,284, representing 0.66% of its net assets as of period end, and an original cost of $4,614,206.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at, 12/31/2017	Income		Net Realized Gain/(Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,142,638	7,497,531	15,640,169	$15,640,169	$38,173		$52	$(1)
SL Liquidity Series, LLC, Money Market Series	122,087	140,565	262,652	262,626	5,297	(b)	(6)	(21)

				$15,902,795	$43,470		$46	$(22)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	46	March 2018	$510,750	$(28,799)
SPI 200 Index	11	March 2018	1,656	(921)
Euro STOXX 50 Index	178	March 2018	6,008	(190,549)
FTSE 100 Index	28	March 2018	2,139	71,203

				$(149,066)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	$—	$50,535,713	$—	$50,535,713
Austria	4,520,250	37,052	—	4,557,302
Belgium	—	9,874,224	—	9,874,224
China	—	938,720	—	938,720
Denmark	472,152	10,298,153	—	10,770,305
Finland	—	15,480,892	—	15,480,892
France	2,271,446	71,377,205	—	73,648,651
Germany	111,499	81,186,213	—	81,297,712
Hong Kong	7,530,258	15,157,076	—	22,687,334
Ireland	37,409	—	—	37,409
Italy	685,315	12,658,755	—	13,344,070
Japan	161,376	163,405,257	—	163,566,633
Jersey	—	39,351	—	39,351
Luxembourg	—	2,021,311	—	2,021,311
Netherlands	—	43,940,685	—	43,940,685
Norway	—	6,207,330	—	6,207,330
Portugal	3,452,028	441,597	—	3,893,625
Russia	23,334	—	—	23,334
Singapore	—	7,668,477	—	7,668,477
South Africa	—	1,166,291	—	1,166,291
Spain	476,607	16,761,091	—	17,237,698
Sweden	1,625,255	28,564,703	—	30,189,958
Switzerland	337,527	56,770,038	—	57,107,565
United Kingdom	12,393,649	92,199,282	—	104,592,931
United States	—	3,960,402	1,366,104	5,326,506
Preferred Stocks:
India	—	—	179,463	179,463
United States	—	—	3,371,717	3,371,717
Rights:
Spain	10,877	—	—	10,877
Short-Term Securities	15,640,169	—	—	15,640,169

Subtotal	$49,749,151	$690,689,818	$4,917,284	$745,356,253

Investments Valued at NAV[1]				262,626

Total Investments				$745,618,879

Derivative Financial Instruments[2]
Assets:
Equity contracts	$71,203	$—	$—	$71,203
Liabilities:
Equity contracts	(220,269)	—	—	(220,269)

Total	$(149,066)	$—	$—	$(149,066)

[1]	As of December 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Advantage International Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2017	$1,224,913	$4,937,035	$6,161,948
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(5)	—	(5)
Net change in unrealized appreciation (depreciation)[1]	141,196	(1,385,855)	(1,244,659)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2017	$1,366,104	$3,551,180	$4,917,284

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	$141,196	$(1,385,855)	$(1,244,659)

[1]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) December 31, 2017	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.8%

Aerospace & Defense — 3.8%
Boeing Co.	62,813	$18,524,182
Curtiss-Wright Corp.	3,375	411,244
Raytheon Co.	52,572	9,875,650
Rockwell Collins, Inc.	9,866	1,338,027

		30,149,103
Air Freight & Logistics — 0.4%
XPO Logistics, Inc.(a)	33,939	3,108,473

Auto Components — 1.5%
Aptiv PLC	34,354	2,914,250
BorgWarner, Inc.	167,797	8,572,749
Delphi Technologies PLC(a)	11,451	600,834

		12,087,833
Banks — 0.4%
Citizens Financial Group, Inc.	64,078	2,689,994
First Republic Bank	3,916	339,282

		3,029,276
Beverages — 1.0%
Brown-Forman Corp., Class B	2,224	152,722
Coca-Cola European Partners PLC	58,523	2,332,142
Dr. Pepper Snapple Group, Inc.	51,473	4,995,969
PepsiCo, Inc.	2,873	344,530

		7,825,363
Biotechnology — 4.7%
AbbVie, Inc.	184,773	17,869,397
Celgene Corp.(a)	62,586	6,531,475
Gilead Sciences, Inc.	171,090	12,256,888

		36,657,760
Capital Markets — 2.6%
Freedom Pay, Inc.(a)(b)	43,051	—
Intercontinental Exchange, Inc.	137,161	9,678,080
S&P Global, Inc.	65,277	11,057,924

		20,736,004
Chemicals — 1.7%
Air Products & Chemicals, Inc.	53,173	8,724,626
Cabot Corp.	3	185
Celanese Corp., Series A	1,287	137,812
Eastman Chemical Co.	43,644	4,043,180
WR Grace & Co.	11,569	811,334

		13,717,137
Commercial Services & Supplies — 0.4%
Brink’s Co.	38,855	3,057,889

Communications Equipment — 0.3%
InterDigital, Inc.	6,855	522,008
Palo Alto Networks, Inc.(a)	11,850	1,717,539

		2,239,547
Consumer Finance — 0.0%
Green Dot Corp., Class A(a)	1,072	64,599

Containers & Packaging — 0.4%
Crown Holdings, Inc.(a)	2,737	153,956
WestRock Co.	43,933	2,777,005

		2,930,961
Diversified Consumer Services — 0.4%
H&R Block, Inc.	127,634	3,346,563

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc.(a)	4,457	164,018

Electric Utilities — 0.5%
Westar Energy, Inc.	70,898	3,743,414

Security	Shares	Value
Electrical Equipment — 1.7%
AMETEK, Inc.	51,114	$3,704,232
Rockwell Automation, Inc.	50,194	9,855,592

		13,559,824
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	6,443	447,724
IPG Photonics Corp.(a)	14,377	3,078,547
SYNNEX Corp.	3,387	460,463
Zebra Technologies Corp., Class A(a)	5,052	524,398

		4,511,132
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	17,036	2,224,731
Gaming and Leisure Properties, Inc.	28,837	1,066,969
Outfront Media, Inc.	123,506	2,865,339
Prologis, Inc.	40,238	2,595,753
Weingarten Realty Investors	59,833	1,966,711

		10,719,503
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	6,093	1,134,029
Performance Food Group Co.(a)	75,181	2,488,491
Wal-Mart Stores, Inc.	4,724	466,495

		4,089,015
Food Products — 1.8%
Archer-Daniels-Midland Co.	50,948	2,041,996
Bunge, Ltd.	33,278	2,232,288
Hershey Co.	60,005	6,811,168
Kellogg Co.	4,590	312,028
Tyson Foods, Inc., Class A	36,515	2,960,271

		14,357,751
Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	107,594	6,954,876
Danaher Corp.	15,707	1,457,924
Edwards Lifesciences Corp.(a)	60,526	6,821,885
IDEXX Laboratories, Inc.(a)	37,180	5,814,208

		21,048,893
Health Care Providers & Services — 2.1%
Aetna, Inc.	3,491	629,741
AmerisourceBergen Corp.	9,731	893,500
Humana, Inc.	41,188	10,217,507
McKesson Corp.	1,338	208,661
UnitedHealth Group, Inc.	20,320	4,479,747

		16,429,156
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A(a)	108,309	5,987,322

Hotels, Restaurants & Leisure — 3.8%
Carnival Corp.	88,464	5,871,356
Choice Hotels International, Inc.	67,455	5,234,508
Domino’s Pizza, Inc.	1,146	216,548
Extended Stay America, Inc.	85,827	1,630,713
McDonald’s Corp.	98,213	16,904,422

		29,857,547
Industrial Conglomerates — 2.1%
3M Co.	71,559	16,842,842
Roper Technologies, Inc.	228	59,052

		16,901,894
Insurance — 0.8%
Allstate Corp.	3,130	327,742
Lincoln National Corp.	46,920	3,606,740
Unum Group	38,113	2,092,023

		6,026,505

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(a)	22,369	$26,159,874
Netflix, Inc.(a)	13,333	2,559,403
Priceline Group, Inc.(a)	1,846	3,207,868

		31,927,145
Internet Software & Services — 9.3%
Alphabet, Inc., Class A(a)	16,104	16,963,954
Alphabet, Inc., Class C(a)	17,916	18,747,302
Facebook, Inc., Class A(a)	186,592	32,926,024
GoDaddy, Inc., Class A(a)	15,120	760,234
VeriSign, Inc.(a)	28,612	3,274,357
Yelp, Inc.(a)	14,812	621,512

		73,293,383
IT Services — 7.2%
Accenture PLC, Class A	679	103,948
Booz Allen Hamilton Holding Corp.	36,056	1,374,815
Broadridge Financial Solutions, Inc.	49,802	4,511,065
EPAM Systems, Inc.(a)	31,488	3,382,756
Euronet Worldwide, Inc.(a)	3,558	299,833
Fidelity National Information Services, Inc.	5,665	533,020
International Business Machines Corp.	24,276	3,724,424
Mastercard, Inc., Class A	114,166	17,280,166
Total System Services, Inc.	55,380	4,380,004
Visa, Inc., Class A	186,881	21,308,172

		56,898,203
Leisure Products — 0.3%
Hasbro, Inc.	23,005	2,090,924

Life Sciences Tools & Services — 1.3%
Bruker Corp.	27,690	950,321
Mettler-Toledo International, Inc.(a)	8,246	5,108,562
Waters Corp.(a)	20,449	3,950,542

		10,009,425
Machinery — 4.0%
Cummins, Inc.	14,166	2,502,282
Illinois Tool Works, Inc.	61,193	10,210,052
Oshkosh Corp.	9,499	863,364
PACCAR, Inc.	120,791	8,585,824
Xylem, Inc.	132,681	9,048,844

		31,210,366
Media — 2.8%
Comcast Corp., Class A	103,117	4,129,836
Interpublic Group of Cos., Inc.	27,137	547,082
John Wiley & Sons, Inc., Class A	75,047	4,934,340
Lions Gate Entertainment Corp., Class A(a)	4,226	142,881
Live Nation Entertainment, Inc.(a)	44,061	1,875,677
Scripps Networks Interactive, Inc., Class A	2,736	233,600
Walt Disney Co.	97,481	10,480,182

		22,343,598
Metals & Mining — 1.1%
Newmont Mining Corp.	229,639	8,616,055

Multiline Retail — 0.9%
Target Corp.	112,537	7,343,039

Multi-Utilities — 0.0%
CMS Energy Corp.	1,975	93,418
Vectren Corp.	1,197	77,829

		171,247
Oil, Gas & Consumable Fuels — 0.9%
ConocoPhillips	133,143	7,308,219

Personal Products — 1.3%
Estee Lauder Cos., Inc., Class A	80,498	10,242,566
Herbalife Ltd.(a)	4,365	295,598

		10,538,164

Security	Shares	Value
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	114,236	$7,000,382
Zoetis, Inc.	89,224	6,427,697

		13,428,079
Professional Services — 0.3%
ManpowerGroup, Inc.	18,070	2,278,808

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A(a)	155,240	6,723,444
Jones Lang LaSalle, Inc.	4,222	628,782

		7,352,226
Road & Rail — 0.4%
Norfolk Southern Corp.	12,204	1,768,360
Union Pacific Corp.	7,432	996,631

		2,764,991
Semiconductors & Semiconductor Equipment — 4.9%
KLA-Tencor Corp.	20,873	2,193,126
Lam Research Corp.	35,199	6,479,080
Maxim Integrated Products, Inc.	180,916	9,458,289
Skyworks Solutions, Inc.	54,105	5,137,270
Texas Instruments, Inc.	143,583	14,995,809

		38,263,574
Software — 7.8%
Activision Blizzard, Inc.	174,023	11,019,136
Adobe Systems, Inc.(a)	40,475	7,092,839
Electronic Arts, Inc.(a)	10,674	1,121,410
Intuit, Inc.	24,241	3,824,745
Microsoft Corp.	354,804	30,349,934
Oracle Corp.	69,481	3,285,062
RingCentral, Inc., Class A(a)	34,787	1,683,691
Synopsys, Inc.(a)	9,104	776,025
Take-Two Interactive Software, Inc.(a)	16,034	1,760,213
Verint Systems, Inc.(a)	4,142	173,343

		61,086,398
Specialty Retail — 2.9%
Aaron’s, Inc.	24,488	975,847
Home Depot, Inc.	26,627	5,046,615
Lowe’s Cos., Inc.	129,234	12,011,008
Penske Automotive Group, Inc.	85,218	4,077,681
Tiffany & Co.	4,149	431,289

		22,542,440
Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	317,891	53,796,694
HP, Inc.	56,549	1,188,094
Pure Storage, Inc., Class A(a)	88,522	1,403,959

		56,388,747
Textiles, Apparel & Luxury Goods — 0.6%
Michael Kors Holdings, Ltd.(a)	1,919	120,801
Ralph Lauren Corp.	1,112	115,303
Skechers U.S.A., Inc., Class A(a)	124,235	4,701,052

		4,937,156
Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.(a)	10,168	441,495

Tobacco — 1.9%
Altria Group, Inc.	214,083	15,287,667

Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.(a)	56,773	3,605,653

Total Long-Term Investments — 98.8% (Cost: $701,779,311)		776,473,484

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(c)(d)	8,336,054	$8,336,054

Total Short-Term Securities — 1.1% (Cost: $8,336,054)		8,336,054

Total Investments — 99.9% (Cost: $710,115,365)		784,809,538
Other Assets Less Liabilities — 0.1%		868,225

Net Assets — 100.0%		$785,677,763

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain(Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,215,330	5,120,724	8,336,054	$8,336,054	$24,943		$27	$—
SL Liquidity Series, LLC Money Market Series	—	—	—	—	224	(b)	—	—

				$8,336,054	$25,167		$27	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation
Long Contracts
E-Mini S&P 500 Index	74	March 2018	$9,901	59,986

Portfolio Abbreviation

S&P      Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Advantage Large Cap Growth Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments
Common Stocks(a)	$776,473,484	$—	$—	$776,473,484
Short-Term Securities	8,336,054	—	—	8,336,054

	$784,809,538	$—	$—	$784,809,538

Derivative Financial Instruments(b)
Assets
Equity contracts	$59,986	$—	$—	$59,986

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.9%

Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	51,326	$6,254,073
HEICO Corp., Class A	29,775	2,353,714

		8,607,787
Airlines — 0.2%
Hawaiian Holdings, Inc.(a)	30,803	1,227,500

Auto Components — 2.1%
LCI Industries	4,718	613,340
Modine Manufacturing Co.(a)	42,760	863,752
Stoneridge, Inc.(a)	2,701	61,745
Tenneco, Inc.	110,564	6,472,417
Tower International, Inc.	113,664	3,472,435

		11,483,689
Banks — 2.2%
Cadence Bancorp(a)	13,325	361,374
Central Pacific Financial Corp.	164,349	4,902,531
First Connecticut Bancorp, Inc.	4,209	110,065
QCR Holdings, Inc.	2,550	109,268
Sandy Spring Bancorp, Inc.	11,146	434,917
Union Bankshares Corp.	4	145
Wintrust Financial Corp.	71,432	5,883,854

		11,802,154
Biotechnology — 9.0%
Acceleron Pharma, Inc.(a)	3,994	169,505
Achillion Pharmaceuticals, Inc.(a)	195,236	562,280
Aduro Biotech, Inc.(a)	34,488	258,660
Aimmune Therapeutics, Inc.(a)	4,712	178,208
Akebia Therapeutics, Inc.(a)	58,058	863,322
Alder Biopharmaceuticals, Inc.(a)	5,423	62,093
AMAG Pharmaceuticals, Inc.(a)	15,963	211,510
Amicus Therapeutics, Inc.(a)	63,073	907,620
AnaptysBio, Inc.(a)	3,603	362,894
Applied Genetic Technologies Corp.(a)	59,052	212,587
Arena Pharmaceuticals, Inc.(a)	4,180	141,995
Array BioPharma, Inc.(a)	82,723	1,058,854
aTyr Pharma, Inc.(a)	110,811	387,838
Avexis, Inc.(a)	7,549	835,448
BioCryst Pharmaceuticals, Inc.(a)	28,565	140,254
BioSpecifics Technologies Corp.(a)	4,589	198,841
Bluebird Bio, Inc.(a)	6,889	1,226,931
Blueprint Medicines Corp.(a)	15,491	1,168,176
Calithera Biosciences, Inc.(a)	79,136	660,786
ChemoCentryx, Inc.(a)	103,799	617,604
Clovis Oncology, Inc.(a)	26,391	1,794,588
Concert Pharmaceuticals, Inc.(a)	24,057	622,355
CytomX Therapeutics, Inc.(a)	39,426	832,283
Editas Medicine, Inc.(a)	2,429	74,643
Emergent BioSolutions, Inc.(a)	19,442	903,470
Enanta Pharmaceuticals, Inc.(a)	9,653	566,438
Enzon Pharmaceuticals, Inc.	429,304	115,912
Esperion Therapeutics, Inc.(a)	831	54,713
Exact Sciences Corp.(a)	68,924	3,621,267
Exelixis, Inc.(a)	17,575	534,280
FibroGen, Inc.(a)	46,071	2,183,765
Five Prime Therapeutics, Inc.(a)	6,462	141,647
Foundation Medicine, Inc.(a)	2,056	140,219
Genomic Health, Inc.(a)	24,978	854,248
Global Blood Therapeutics, Inc.(a)	6,784	266,950
Halozyme Therapeutics, Inc.(a)	86,692	1,756,380
Heron Therapeutics, Inc.(a)	29,050	525,805
Ignyta, Inc.(a)	28,026	748,294
Immune Design Corp.(a)	45,125	175,987
ImmunoGen, Inc.(a)	24,884	159,506
Insmed, Inc.(a)	18,483	576,300
Insys Therapeutics, Inc.(a)(b)	29,831	286,974
Ironwood Pharmaceuticals, Inc.(a)	101,227	1,517,393
Jounce Therapeutics, Inc.(a)	27,280	347,820

Security	Shares	Value
Biotechnology (continued)
Ligand Pharmaceuticals, Inc.(a)	14,156	$1,938,381
Loxo Oncology, Inc.(a)	7,301	614,598
Mersana Therapeutics, Inc.(a)	9,784	160,751
MiMedx Group, Inc.(a)(b)	94,370	1,190,006
Myriad Genetics, Inc.(a)	16,102	553,023
Natera, Inc.(a)	21,936	197,205
Novavax, Inc.(a)	207,234	256,970
Portola Pharmaceuticals, Inc.(a)	18,045	878,431
Prothena Corp. PLC(a)	3,534	132,490
PTC Therapeutics, Inc.(a)	6,815	113,674
Puma Biotechnology, Inc.(a)	15,891	1,570,825
Ra Pharmaceuticals, Inc.(a)	41,582	353,447
Radius Health, Inc.(a)	4,332	137,628
REGENXBIO, Inc.(a)	19,847	659,913
Repligen Corp.(a)	34,446	1,249,701
Retrophin, Inc.(a)	24,665	519,692
Rhythm Pharmaceuticals, Inc.(a)	2,082	60,503
Sage Therapeutics, Inc.(a)	19,404	3,196,033
Sangamo Therapeutics, Inc.(a)	74,640	1,224,096
Sarepta Therapeutics, Inc.(a)	15,673	872,046
Sorrento Therapeutics, Inc.(a)	45,078	171,296
Spark Therapeutics, Inc.(a)	8,512	437,687
Spectrum Pharmaceuticals, Inc.(a)	16,044	304,034
Ultragenyx Pharmaceutical, Inc.(a)	11,612	538,565
Vanda Pharmaceuticals, Inc.(a)	59,447	903,594
Veracyte, Inc.(a)	97,507	636,721
Xencor, Inc.(a)	42,561	932,937
ZIOPHARM Oncology, Inc.(a)(b)	126,099	522,050

		49,352,940
Building Products — 2.8%
Apogee Enterprises, Inc.	15,151	692,855
Builders FirstSource, Inc.(a)	159,358	3,472,411
Continental Building Products, Inc.(a)	16,478	463,856
JELD-WEN Holding, Inc.(a)	2,501	98,464
Ply Gem Holdings, Inc.(a)	19,215	355,478
Trex Co., Inc.(a)	25,226	2,734,246
Universal Forest Products, Inc.	203,776	7,666,053

		15,483,363
Capital Markets — 1.7%
Houlihan Lokey, Inc.	36,023	1,636,525
Moelis & Co., Class A	155,871	7,559,743

		9,196,268
Chemicals — 2.5%
AdvanSix, Inc.(a)	31,839	1,339,467
Ferro Corp.(a)	17,323	408,650
Ingevity Corp.(a)	45,573	3,211,529
Innospec, Inc.	30,167	2,129,790
Koppers Holdings, Inc.(a)	28,233	1,437,060
Kraton Corp.(a)	10,976	528,714
Sensient Technologies Corp.	43,983	3,217,356
Stepan Co.	14,595	1,152,567

		13,425,133
Commercial Services & Supplies — 2.1%
ARC Document Solutions, Inc.(a)	312,229	796,184
Brink’s Co.	59,036	4,646,133
InnerWorkings, Inc.(a)	105,645	1,059,619
Interface, Inc.	44,510	1,119,426
Kimball International, Inc., Class B	60,749	1,134,184
Matthews International Corp., Class A	2,627	138,706
Quad/Graphics, Inc.	718	16,227
Steelcase, Inc., Class A	30,595	465,044
Tetra Tech, Inc.	46,328	2,230,693

		11,606,216
Communications Equipment — 1.4%
Ciena Corp.(a)	62,696	1,312,227
Extreme Networks, Inc.(a)	94,865	1,187,710

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment (continued)
InterDigital, Inc.	63,557	$4,839,866
Ubiquiti Networks, Inc.(a)(b)	5,494	390,184

		7,729,987
Construction & Engineering — 2.2%
Argan Inc.	28,541	1,284,345
Comfort Systems U.S.A., Inc.	125,079	5,459,698
MasTec, Inc.(a)	112,232	5,493,756

		12,237,799
Consumer Finance — 1.1%
Consumer Portfolio Services, Inc.(a)	48,933	203,072
Enova International, Inc.(a)	79,823	1,213,310
Green Dot Corp., Class A(a)	72,645	4,377,588

		5,793,970
Distributors — 0.0%
Funko, Inc., Class A(a)(b)	9,203	61,200

Diversified Consumer Services — 1.5%
Capella Education Co.	22,392	1,733,141
Carriage Services, Inc.	4,665	119,937
Collectors Universe, Inc.	36,137	1,034,964
Grand Canyon Education, Inc.(a)	52,577	4,707,219
Weight Watchers International, Inc.(a)	11,807	522,814

		8,118,075
Diversified Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	133,883	6,064,900

Electric Utilities — 0.2%
Portland General Electric Co.	18,308	834,479

Electrical Equipment — 0.2%
Generac Holdings, Inc.(a)	17,024	843,028

Electronic Equipment, Instruments & Components — 3.0%
Control4 Corp.(a)	4,688	139,515
Fitbit, Inc., Class A(a)	97,927	559,163
Insight Enterprises, Inc.(a)	40,537	1,552,162
Novanta, Inc.(a)	19,113	955,650
OSI Systems, Inc.(a)	5,510	354,734
PC Connection, Inc.	9,335	244,670
Rogers Corp.(a)	24,400	3,950,848
SYNNEX Corp.	53,603	7,287,328
Vishay Intertechnology, Inc.	56,589	1,174,222

		16,218,292
Energy Equipment & Services — 1.4%
Aspen Aerogels, Inc.(a)	30	146
Exterran Corp.(a)	51,290	1,612,558
Noble Corp. PLC(a)	50,737	229,331
Pioneer Energy Services Corp.(a)	70,469	214,930
ProPetro Holding Corp.(a)	280,324	5,651,332

		7,708,297
Equity Real Estate Investment Trusts (REITs) — 3.7%
First Industrial Realty Trust, Inc.	145,170	4,568,500
PS Business Parks, Inc.	58,831	7,359,170
Ryman Hospitality Properties, Inc.	23,498	1,621,832
Terreno Realty Corp.	188,036	6,592,542

		20,142,044
Food & Staples Retailing — 1.2%
Performance Food Group Co.(a)	203,733	6,743,562

Food Products — 0.4%
Dean Foods Co.	166,074	1,919,815

Health Care Equipment & Supplies — 5.7%
Accuray, Inc.(a)	105,785	454,875
AtriCure, Inc.(a)	57,073	1,041,012
Cantel Medical Corp.	51,339	5,281,243
Cutera, Inc.(a)	23,505	1,065,952

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(a)	20,927	$860,100
Inogen, Inc.(a)	39,371	4,688,299
Insulet Corp.(a)	16,890	1,165,410
LeMaitre Vascular, Inc.	49,421	1,573,565
Masimo Corp.(a)	96,753	8,204,654
Merit Medical Systems, Inc.(a)	16,870	728,784
Neogen Corp.(a)	14,640	1,203,554
Nevro Corp.(a)	1,507	104,043
Orthofix International NV(a)	18,208	995,978
RTI Surgical, Inc.(a)	344,683	1,413,200
SeaSpine Holdings Corp.(a)	80,807	817,767
STAAR Surgical Co.(a)	4,073	63,132
Wright Medical Group NV(a)	72,619	1,612,142

		31,273,710
Health Care Providers & Services — 2.3%
Chemed Corp.	9,020	2,192,040
CorVel Corp.(a)	4,563	241,383
Diplomat Pharmacy, Inc.(a)	21,121	423,898
HealthSouth Corp.(a)	3,697	182,669
LHC Group, Inc.(a)	63,016	3,859,730
National Research Corp., Class A	14,252	531,600
Tivity Health, Inc.(a)	16,990	620,985
WellCare Health Plans, Inc.(a)	21,595	4,342,970

		12,395,275
Health Care Technology — 1.9%
Medidata Solutions, Inc.(a)	114,738	7,270,947
Quality Systems, Inc.(a)	9,221	125,221
Vocera Communications, Inc.(a)	102,851	3,108,157

		10,504,325
Hotels, Restaurants & Leisure — 3.4%
Bloomin’ Brands, Inc.	107,750	2,299,385
Bravo Brio Restaurant Group, Inc.(a)	35,777	89,442
Brinker International, Inc.	5,918	229,855
Cheesecake Factory, Inc.	32,643	1,572,740
J. Alexander’s Holdings, Inc.(a)	87,502	848,769
La Quinta Holdings, Inc.(a)	92,426	1,706,184
Papa John’s International, Inc.	82,137	4,608,707
Ruth’s Hospitality Group, Inc.	71,780	1,554,037
Scientific Games Corp., Class A(a)	14,944	766,627
Texas Roadhouse, Inc.	41,125	2,166,465
Vail Resorts, Inc.	14,011	2,976,917

		18,819,128
Household Durables — 1.2%
GoPro, Inc., Class A(a)(b)	65,506	495,880
iRobot Corp.(a)	55,256	4,238,135
TopBuild Corp.(a)	14,374	1,088,687
William Lyon Homes, Class A(a)	26,130	759,860

		6,582,562
Household Products — 0.1%
Central Garden & Pet Co.(a)	18,425	717,101

Independent Power and Renewable Electricity Producers — 0.0%
NRG Yield, Inc., Class A	11,359	214,117

Insurance — 0.4%
Infinity Property & Casualty Corp.	750	79,500
James River Group Holdings Ltd.	48,708	1,948,807

		2,028,307
Internet & Direct Marketing Retail — 0.5%
Nutrisystem, Inc.	39,519	2,078,699
PetMed Express, Inc.	18,415	837,882

		2,916,581
Internet Software & Services — 5.6%
Appfolio, Inc., Class A(a)	27,265	1,131,497
Box, Inc., Class A(a)	165,156	3,488,095

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet Software & Services (continued)
Care.com, Inc.(a)	30,183	$544,501
Cloudera, Inc.(a)	38,119	629,726
CommerceHub, Inc., Series A(a)	34,229	752,696
CommerceHub, Inc., Series C(a)	4,716	97,102
Cornerstone OnDemand, Inc.(a)	72,475	2,560,542
Five9, Inc.(a)	106,577	2,651,636
Gogo, Inc.(a)	11,569	130,498
GrubHub, Inc.(a)	3,222	231,340
Hortonworks, Inc.(a)	8,548	171,900
Internap Corp.(a)	3,386	53,194
Limelight Networks, Inc.(a)	411,584	1,815,085
MongoDB, Inc.(a)	25,405	754,020
MongoDB, Inc. (Acquired 12/19/13, cost $2,006,862)(a)(c)	59,999	1,726,853
New Relic, Inc.(a)	15,976	922,934
NIC, Inc.	271,536	4,507,498
Nutanix, Inc., Class A(a)	41,803	1,474,810
Okta, Inc.(a)	6,654	170,409
Q2 Holdings, Inc.(a)	2,083	76,759
QuinStreet, Inc.(a)	186,925	1,566,432
Remark Holdings, Inc.(a)	15,935	155,048
Shutterstock, Inc.(a)	10,509	452,202
Twilio, Inc., Class A(a)	29,557	697,545
Wix.com Ltd.(a)	15,411	886,903
Yelp, Inc.(a)	74,376	3,120,817
YuMe, Inc.	18,261	87,288

		30,857,330
IT Services — 1.7%
CSG Systems International, Inc.	122,431	5,364,926
EPAM Systems, Inc.(a)	2,490	267,501
Everi Holdings, Inc.(a)	130,413	983,314
Hackett Group, Inc.	109,767	1,724,440
Unisys Corp.(a)	109,745	894,422

		9,234,603
Leisure Products — 1.3%
Malibu Boats, Inc., Class A(a)	122,194	3,632,828
MCBC Holdings, Inc.(a)	150,734	3,349,309

		6,982,137
Life Sciences Tools & Services — 1.2%
Cambrex Corp.(a)	17,122	821,856
Enzo Biochem, Inc.(a)	83,739	682,473
Harvard Bioscience, Inc.(a)	164,095	541,513
Luminex Corp.	35,148	692,416
Medpace Holdings, Inc.(a)	13,798	500,315
NanoString Technologies, Inc.(a)	13,789	103,004
PRA Health Sciences, Inc.(a)	30,620	2,788,563
Syneos Health, Inc.(a)	15,335	668,606

		6,798,746
Machinery — 4.7%
Alamo Group, Inc.	64,226	7,249,189
Altra Industrial Motion Corp.	29,725	1,498,140
Briggs & Stratton Corp.	98,802	2,506,607
Harsco Corp.(a)	84,639	1,578,517
Kadant, Inc.	67,079	6,734,732
Mueller Water Products, Inc., Class A	46,639	584,387
Rexnord Corp.(a)	70,698	1,839,562
Watts Water Technologies, Inc., Class A	48,939	3,716,917

		25,708,051
Media — 1.4%
Central European Media Enterprises Ltd., Class A(a)	109,489	509,124
Entravision Communications Corp., Class A	573,249	4,098,730
Eros International PLC(a)	6,316	60,949
Harte-Hanks, Inc.(a)	134,799	127,884
Meredith Corp.	30,808	2,034,868

Security	Shares	Value
Media (continued)
World Wrestling Entertainment, Inc., Class A	31,322	$957,827

		7,789,382
Metals & Mining — 0.8%
Materion Corp.	6,221	302,341
Ryerson Holding Corp.(a)	14,404	149,802
Schnitzer Steel Industries, Inc., Class A	25,888	867,248
Worthington Industries, Inc.	71,757	3,161,613

		4,481,004
Multiline Retail — 0.3%
Big Lots, Inc.	22,883	1,284,880
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,320	443,040

		1,727,920
Oil, Gas & Consumable Fuels — 0.4%
Bill Barrett Corp.(a)	15,843	81,275
California Resources Corp.(a)	52,881	1,028,007
Eclipse Resources Corp.(a)	62,169	149,206
EP Energy Corp., Class A(a)(b)	92,128	217,422
Evolution Petroleum Corp.	97,006	664,491
W&T Offshore, Inc.(a)	29,415	97,364

		2,237,765
Paper & Forest Products — 0.3%
Boise Cascade Co.	17,740	707,826
Louisiana-Pacific Corp.(a)	34,098	895,413

		1,603,239
Personal Products — 1.0%
Inter Parfums, Inc.	63,120	2,742,564
Medifast, Inc.	36,054	2,516,930

		5,259,494
Pharmaceuticals — 3.5%
Aerie Pharmaceuticals, Inc.(a)	3,368	201,238
Catalent, Inc.(a)	206,191	8,470,326
Corcept Therapeutics, Inc.(a)	182,226	3,291,002
Durect Corp.(a)	64,163	59,145
Juniper Pharmaceuticals, Inc.(a)	58,996	286,131
Medicines Co.(a)	73,079	1,997,980
Nektar Therapeutics(a)	66,624	3,978,785
Omeros Corp.(a)	3,202	62,215
Phibro Animal Health Corp., Class A	6,443	215,840
Revance Therapeutics, Inc.(a)	9,815	350,886
Zogenix, Inc.(a)	1,401	56,110

		18,969,658
Professional Services — 1.9%
CRA International Inc.	28,275	1,270,961
Forrester Research, Inc.	5,673	250,747
Insperity, Inc.	132,723	7,611,664
RPX Corp.(a)	45,094	606,063
WageWorks, Inc.(a)	13,408	831,296

		10,570,731
Road & Rail — 0.6%
Marten Transport Ltd.	46,647	946,934
Saia, Inc.(a)	26,768	1,893,836
Werner Enterprises, Inc.	5,592	216,131

		3,056,901
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Energy Industries, Inc.(a)	47,656	3,215,827
Alpha & Omega Semiconductor Ltd.(a)	63,639	1,041,134
Brooks Automation, Inc.	41,922	999,840
Cabot Microelectronics Corp.	37,875	3,563,280
Cirrus Logic, Inc.(a)	29,390	1,524,165
Entegris, Inc.(a)	255,005	7,764,902
Integrated Device Technology, Inc.(a)	13,016	386,966
Microsemi Corp.(a)	78,036	4,030,559

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc.	12,446	$1,176,147
Monolithic Power Systems, Inc.	15,800	1,775,288
Power Integrations, Inc.	9,441	694,386
Semtech Corp.(a)	60,148	2,057,062
Xcerra Corp.(a)	23,044	225,601

		28,455,157
Software — 7.2%
A10 Networks, Inc.(a)	272,996	2,107,529
Barracuda Networks, Inc.(a)	12,484	343,310
Bottomline Technologies, Inc.(a)	105,691	3,665,364
HubSpot, Inc.(a)	882	77,969
Imperva, Inc.(a)	72,369	2,873,049
MicroStrategy, Inc., Class A(a)	44,224	5,806,611
Mitek Systems, Inc.(a)	16,592	148,498
Paylocity Holding Corp.(a)	36,599	1,726,009
Proofpoint, Inc.(a)	56,047	4,977,534
RingCentral, Inc., Class A(a)	137,326	6,646,578
Silver Spring Networks, Inc.(a)	5,737	93,169
Varonis Systems, Inc.(a)	121,847	5,915,672
Verint Systems, Inc.(a)	55,537	2,324,223
Zendesk, Inc.(a)	58,959	1,995,173
Zix Corp.(a)	170,710	747,710

		39,448,398
Specialty Retail — 0.7%
Aaron’s, Inc.	15,083	601,058
Asbury Automotive Group, Inc.(a)	14,964	957,696
Citi Trends, Inc.	17,442	461,515
Group 1 Automotive, Inc.	3,611	256,273
Haverty Furniture Cos., Inc.	50,734	1,149,125
National Vision Holdings, Inc.(a)	1,832	74,398
RH(a)	5,645	486,655

		3,986,720
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A(a)	147,381	2,337,463

Textiles, Apparel & Luxury Goods — 0.4%
Culp, Inc.	39,987	1,339,564
Fossil Group, Inc.(a)(b)	8,293	64,437
Steven Madden Ltd.(a)	17,549	819,538

		2,223,539
Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.(a)	84,695	3,677,457
First Defiance Financial Corp.	10,903	566,629

		4,244,086
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	119,072	8,108,803
H&E Equipment Services, Inc.	15,331	623,205
MRC Global, Inc.(a)	5,481	92,738
Rush Enterprises, Inc., Class A(a)	17,961	912,598

		9,737,344
Water Utilities — 0.0%
SJW Group	2,499	159,511

Security	Shares	Value
Wireless Telecommunication Services — 0.6%
Boingo Wireless, Inc.(a)	151,720	$3,413,700

Total Common Stocks — 98.9% (Cost: $452,607,285)		541,334,483

Preferred Stocks — 0.5%

Household Durables — 0.0%
AliphCom: Series 8 (Acquired 8/31/15, cost $130,001)(a)(c)(d)	142,746	1
Series 6 (Acquired 6/03/14, cost $749,991)(a)(c)(d)	6,198	—

		1

Software — 0.5%
Illumio Inc., Series C (Acquired 3/10/15, cost $750,000)(a)(c)(d)	233,365	725,765
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998)(a)(c)(d)	326,264	1,849,917

		2,575,682

Total Preferred Stocks — 0.5% (Cost: $3,629,990)		2,575,683

Rights — 0.1%
Durata Therapeutics, Inc. — CVR(a)(d)	7,330	—
Dyax Corp. — CVR(a)(d)	149,927	343,333

Total Rights — 0.1% (Cost: $ — )		343,333

Total Long-Term Investments — 99.5% (Cost: $456,237,275)		544,253,499

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(e)(g)	3,369,763	3,369,763
SL Liquidity Series, LLC, Money Market Series, 1.53%(e)(f)(g)	3,056,289	3,055,984

Total Short-Term Securities — 1.2% (Cost: $6,425,910)		6,425,747

Total Investments — 100.7% (Cost: $462,663,185)		550,679,246
Liabilities in Excess of Other Assets — (0.7)%		(3,583,486)

Net Assets — 100.0%		$547,095,760

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,302,536, representing 0.8% of its net assets as of period end, and an original cost of $5,636,852.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Advantage Small Cap Growth Fund

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,080,253	(5,710,490)	3,369,763	$3,369,763	$17,650		$25	$—
SL Liquidity Series, LLC, Money Market Series	4,197,442	(1,141,153)	3,056,289	3,055,984	69,857	(b)	(244)	(369)

				$6,425,747	$87,507		$(219)	$(369)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Depreciation
Long Contracts
Russell 2000 E-Mini Index	59	March 2018	$4,533	(2,115)

Portfolio Abbreviation

CVR      Contingent Value Rights

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,607,787	$—	$—	$8,607,787
Airlines	1,227,500	—	—	1,227,500
Auto Components	11,483,689	—	—	11,483,689
Banks	11,802,154	—	—	11,802,154
Biotechnology	49,352,940	—	—	49,352,940
Building Products	15,483,363	—	—	15,483,363
Capital Markets	9,196,268	—	—	9,196,268
Chemicals	13,425,133	—	—	13,425,133
Commercial Services & Supplies	11,606,216	—	—	11,606,216
Communications Equipment	7,729,987	—	—	7,729,987
Construction & Engineering	12,237,799	—	—	12,237,799

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Advantage Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Consumer Finance	$5,793,970	$—	$—	$5,793,970
Distributors	61,200	—	—	61,200
Diversified Consumer Services	8,118,075	—	—	8,118,075
Diversified Telecommunication Services	6,064,900	—	—	6,064,900
Electric Utilities	834,479	—	—	834,479
Electrical Equipment	843,028	—	—	843,028
Electronic Equipment, Instruments & Components	16,218,292	—	—	16,218,292
Energy Equipment & Services	7,708,297	—	—	7,708,297
Equity Real Estate Investment Trusts (REITs)	20,142,044	—	—	20,142,044
Food & Staples Retailing	6,743,562	—	—	6,743,562
Food Products	1,919,815	—	—	1,919,815
Health Care Equipment & Supplies	31,273,710	—	—	31,273,710
Health Care Providers & Services	12,395,275	—	—	12,395,275
Health Care Technology	10,504,325	—	—	10,504,325
Hotels, Restaurants & Leisure	18,819,128	—	—	18,819,128
Household Durables	6,582,562	—	—	6,582,562
Household Products	717,101	—	—	717,101
Independent Power and Renewable Electricity Producers	214,117	—	—	214,117
Insurance	2,028,307	—	—	2,028,307
Internet & Direct Marketing Retail	2,916,581	—	—	2,916,581
Internet Software & Services	29,130,477	1,726,853	—	30,857,330
IT Services	9,234,603	—	—	9,234,603
Leisure Products	6,982,137	—	—	6,982,137
Life Sciences Tools & Services	6,798,746	—	—	6,798,746
Machinery	25,708,051	—	—	25,708,051
Media	7,789,382	—	—	7,789,382
Metals & Mining	4,481,004	—	—	4,481,004
Multiline Retail	1,727,920	—	—	1,727,920
Oil, Gas & Consumable Fuels	2,237,765	—	—	2,237,765
Paper & Forest Products	1,603,239	—	—	1,603,239
Personal Products	5,259,494	—	—	5,259,494
Pharmaceuticals	18,969,658	—	—	18,969,658
Professional Services	10,570,731	—	—	10,570,731
Road & Rail	3,056,901	—	—	3,056,901
Semiconductors & Semiconductor Equipment	28,455,157	—	—	28,455,157
Software	39,448,398	—	—	39,448,398
Specialty Retail	3,986,720	—	—	3,986,720
Technology Hardware, Storage & Peripherals	2,337,463	—	—	2,337,463
Textiles, Apparel & Luxury Goods	2,223,539	—	—	2,223,539
Thrifts & Mortgage Finance	4,244,086	—	—	4,244,086
Trading Companies & Distributors	9,737,344	—	—	9,737,344
Water Utilities	159,511	—	—	159,511
Wireless Telecommunication Services	3,413,700	—	—	3,413,700
Preferred Stocks
Household Durables	—	—	1	1
Software	—	—	2,575,682	2,575,682
Rights	—	—	343,333	343,333
Short-Term Securities	3,369,763	—	—	3,369,763

Subtotal	$542,977,393	$1,726,853	$2,919,016	$547,623,262

Investments Valued at NAV(a)				3,055,984

Total Investments				$550,679,246

Derivative Financial Instruments(b)
Equity contracts	$(2,115)	$—	$—	$(2,115)

(a)	As of December 31, 2017, certain investments of the Fund’s were valued using NAV per share or its equivalent as no quoted market value was available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017 (unaudited)	BlackRock All-Cap Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.4%

Energy Equipment & Services — 9.5%
Baker Hughes a GE Co.	46,534	$1,472,336
Halliburton Co.	74,311	3,631,579
Patterson-UTI Energy, Inc.	40,326	927,901
Precision Drilling Corp.(a)	147,021	445,625
Schlumberger Ltd.	28,047	1,890,087

		8,367,528
Oil, Gas & Consumable Fuels — 89.9%
Anadarko Petroleum Corp.	42,678	2,289,248
Andeavor	14,767	1,688,459
BP PLC	864,960	6,067,929
Cabot Oil & Gas Corp.	53,518	1,530,615
Cairn Energy PLC(a)	296,606	854,708
Canadian Natural Resources Ltd.	73,873	2,639,917
Chevron Corp.	74,579	9,336,545
Cimarex Energy Co.	20,901	2,550,131
Concho Resources, Inc.(a)	6,005	902,071
ConocoPhillips	81,365	4,466,125
Devon Energy Corp.	64,945	2,688,723
Enbridge, Inc.	35,130	1,373,899
Encana Corp.	195,091	2,602,765
Eni SpA	51,285	848,659
EOG Resources, Inc.	34,152	3,685,342
EQT Corp.	25,865	1,472,236
Exxon Mobil Corp.	90,742	7,589,661
Kosmos Energy, Ltd.(a)	105,040	719,524
Marathon Oil Corp.	108,620	1,838,937

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	53,939	$1,571,782
Oil Search Ltd.	194,751	1,179,141
Phillips 66	9,016	911,968
Pioneer Natural Resources Co.	18,215	3,148,463
Royal Dutch Shell PLC, Class A	324,819	10,843,473
TOTAL SA	22,134	1,221,792
TransCanada Corp.	54,980	2,675,956
Valero Energy Corp.	28,450	2,614,839

		79,312,908

Total Common Stocks — 99.4% (Cost: $69,040,480)		87,680,436

Total Long-Term Investments — 99.4% (Cost: $69,040,480)		87,680,436

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(b)(c)	815,666	815,666

Total Short-Term Investments — 0.9% (Cost: $815,666)		815,666

Total Investments — 100.3% (Cost: $69,856,146)		88,496,102

Liabilities in Excess of Other Assets — (0.3)%		(234,800)

Net Assets — 100.0%		$88,261,302

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	478,745	336,921	815,666	$815,666	$1,829	$1	$—

(a)	Includes net capital gain distributions.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock All-Cap Energy & Resources Portfolio

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$8,367,528	$—	$—	$8,367,528
Oil, Gas & Consumable Fuels	58,297,206	21,015,702	—	79,312,908
Short-Term Securities	815,666	—	—	815,666

	$67,480,400	$21,015,702	$—	$88,496,102

During the period ended December 31, 2017, there were no transfers between levels.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017 (unaudited)	BlackRock Emerging Markets Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 92.7%

Austria — 1.7%
Erste Group Bank AG	6,212	$269,200

Brazil — 9.2%
BB Seguridade Participacoes SA	20,931	179,773
EcoRodovias Infraestrutura e Logistica SA	87,286	323,662
Hypermarcas SA	26,413	286,656
Itau Unibanco Holding SA — ADR	19,143	248,859
Kroton Educacional SA	35,075	194,562
MRV Engenharia e Participacoes SA	57,969	262,836

		1,496,348

China — 16.5%
Anhui Conch Cement Co. Ltd., H Shares	50,000	234,687
ANTA Sports Products Ltd.	50,000	226,870
Bank of China Ltd., H Shares	703,000	344,285
China Construction Bank Corp., H Shares	160,000	147,288
China Mobile Ltd.	29,500	298,305
CNOOC Ltd.	238,000	341,677
Industrial & Commercial Bank of China Ltd., H Shares	500,000	400,817
Jiangsu Expressway Co. Ltd., H Shares	122,000	185,476
Kweichow Moutai Co., Ltd.	200	21,422
NetEase, Inc. — ADR	906	312,633
Silergy Corp.	7,000	159,954

		2,673,414

Egypt — 1.5%
Centamin PLC	114,285	243,420

Hungary — 1.5%
Richter Gedeon Nyrt	9,462	247,733

India — 10.2%
Bharat Petroleum Corp. Ltd.	26,320	213,334
Housing Development Finance Corp. Ltd.	8,374	224,244
Indiabulls Housing Finance Ltd.	15,120	283,461
IndusInd Bank Ltd.	10,085	260,199
InterGlobe Aviation Ltd.(a)	8,192	154,342
NTPC Ltd.	121,039	335,653
Sun TV Network Ltd.	12,419	192,655

		1,663,888

Indonesia — 3.5%
Bank Mandiri Perseo Tbk PT	42,400	24,968
Bank Negara Indonesia Persero Tbk PT	305,500	222,919
Jardine Cycle & Carriage Ltd.	6,300	191,232
Media Nusantara Citra Tbk PT	1,392,124	131,850

		570,969

Macau — 2.4%
Wynn Macau Ltd.	122,400	386,964

Mexico — 6.3%
America Movil SAB de CV, Class L — ADR	12,762	218,868
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,919	153,268
Grupo Aeroportuario del Sureste SAB de CV — ADR	1,327	242,191
Grupo Financiero Banorte Sab de CV	42,311	232,251
PLA Administradora Industrial S de RL de CV	114,426	173,479

		1,020,057

Poland — 2.1%
Powszechny Zaklad Ubezpieczen SA	28,852	348,984

Qatar — 0.6%
Qatar Gas Transport Co., Ltd.	22,970	101,507

Russia — 5.3%
Inter RAO UES PJSC	2,624,133	154,473

Security	Shares	Value
Russia (continued)
LUKOIL PJSC — ADR	3,392	$193,262
Mobile TeleSystems PJSC — ADR	27,468	279,899
NovaTek PJSC — GDR	2,009	241,482

		869,116

South Africa — 6.1%
Mr Price Group Ltd.	8,597	169,547
Sanlam Ltd.	57,922	405,945
Sasol Ltd.	8,776	303,369
SPAR Group Ltd.	6,708	110,239

		989,100

South Korea — 10.0%
ING Life Insurance Korea, Ltd.(a)	4,254	212,193
POSCO	1,034	321,627
Samsung Electronics Co. Ltd., Preference Shares	356	693,279
Shinhan Financial Group Co. Ltd.	8,559	395,060

		1,622,159

Taiwan — 9.5%
Far EasTone Telecommunications Co. Ltd.	27,000	66,687
MediaTek, Inc.	36,000	353,873
Nanya Technology Corp.	74,000	188,360
Primax Electronics Ltd.	111,000	293,324
St Shine Optical Co., Ltd.	4,000	130,526
Taiwan Semiconductor Manufacturing Co. Ltd.	15,000	114,856
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	9,879	391,702

		1,539,328

Thailand — 3.5%
Land & Houses PCL — NVDR	457,100	147,271
PTT PCL — NVDR	17,300	233,139
Siam Commercial Bank PCL — NVDR	39,700	182,222

		562,632

Ukraine — 1.3%
Ferrexpo PLC	55,014	217,706

United Arab Emirates — 1.5%
DP World Ltd.	9,472	236,800

Total Common Stocks — 92.7% (Cost: $12,596,801)		15,059,325

Participation Notes — 2.5%
China — 2.1%
Deutsche Bank AG (Kweichow Moutai Co., Ltd., Class A), due 5/22/26(b)	1,464	156,807
UBS AG (Hangzhou Hikvision Digital Technology Co. Ltd., Class A), due 04/11/18(b)	30,215	180,955
Russia — 0.4%
Deutsche Bank AG (Inter RAO UES PJSC), due 01/13/2027(b)	1,231,339	72,484

Total Participation Notes — 2.5% (Cost: $242,531)		410,246

Total Long-Term Investments — 95.2% (Cost: $12,839,332)		15,469,571

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) December 31, 2017(unaudited)	BlackRock Emerging Markets Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(c)(d)	790,283	$790,283

Total Short-Term Investments — 4.9% (Cost: $790,283)		790,283

Total Investments — 100.1% (Cost: $13,629,615)		16,259,854

Liabilities in Excess of Other Assets — (0.1)%		(19,455)

Net Assets — 100.0%		$16,240,399

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	385,937	404,346	790,283	$790,283	$1,576	$2	$—

(d)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Market Mini Index	8	March 2018	$465	58,302

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017(unaudited)	BlackRock Emerging Markets Dividend Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Austria	$—	$269,200	$—	$269,200
Brazil	1,496,348	—	—	1,496,348
China	720,879	1,952,535	—	2,673,414
Egypt	—	243,420	—	243,420
Hungary	247,733	—	—	247,733
India	811,769	852,119	—	1,663,888
Indonesia	354,769	216,200	—	570,969
Macau	—	386,964	—	386,964
Mexico	1,020,057	—	—	1,020,057
Poland	—	348,984	—	348,984
Qatar	101,507	—	—	101,507
Russia	521,381	347,735	—	869,116
South Africa	110,239	878,861	—	989,100
South Korea	212,193	1,409,966	—	1,622,159
Taiwan	458,389	1,080,939	—	1,539,328
Thailand	147,271	415,361	—	562,632
Ukraine	217,706	—	—	217,706
United Arab Emirates	236,800	—	—	236,800
Participation Notes:
China	—	337,762	—	337,762
Russia	—	72,484	—	72,484
Short-Term Securities	790,283	—	—	790,283

Total	$7,447,324	$8,812,530	—	$16,259,854

Derivative Financial Instruments(a)
Assets:
Equity contracts	$58,302	$—	$—	$58,302

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments December 31, 2017 (unaudited)	BlackRock Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.3%

Energy Equipment & Services — 12.3%
Baker Hughes a GE Co.	98,599	$3,119,672
Helmerich & Payne, Inc.	35,988	2,326,264
Patterson-UTI Energy, Inc.	285,225	6,563,027
Poseidon Concepts Corp.(a)	35,081	70
Precision Drilling Corp.(a)	666,572	2,020,397
Superior Energy Services, Inc.(a)	278,337	2,680,385
Tenaris SA	283,796	4,504,392

		21,214,207
Oil, Gas & Consumable Fuels — 87.0%
AltaGas Ltd.	79,704	1,814,740
Anadarko Petroleum Corp.	94,495	5,068,712
Andeavor	96,100	10,988,074
Cabot Oil & Gas Corp.	341,528	9,767,701
Cairn Energy PLC(a)	2,002,816	5,771,369
Carrizo Oil & Gas, Inc.(a)	64,111	1,364,282
Cimarex Energy Co.	91,020	11,105,350
Concho Resources, Inc.(a)	40,987	6,157,067
Devon Energy Corp.	161,958	6,705,061
Enbridge, Inc.	122,154	4,777,320
Encana Corp.	870,079	11,607,975
Energen Corp.(a)	56,480	3,251,554
EQT Corp.	171,114	9,739,809
Gulfport Energy Corp.(a)	203,738	2,599,697
Hess Corp.	91,314	4,334,676
HollyFrontier Corp.	99,152	5,078,565
Kosmos Energy, Ltd.(a)	669,906	4,588,856
Longview Energy Co.(a)	85,400	186,172
Lundin Petroleum AB(a)	112,458	2,574,299
Marathon Oil Corp.	601,276	10,179,603
Newfield Exploration Co.(a)	58,407	1,841,573

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	172,794	$5,035,217
Oil Search Ltd.	775,185	4,693,442
Painted Pony Energy Ltd.(a)(b)	406,986	864,481
Pioneer Natural Resources Co.	41,043	7,094,283
RSP Permian, Inc.(a)	154,264	6,275,460
TransCanada Corp.	151,260	7,362,042

		150,827,380

Total Common Stocks — 99.3% (Cost: $152,677,286)		172,041,587

Total Long-Term Investments — 99.3% (Cost: $152,677,286)		172,041,587

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(c)(e)	1,862,178	1,862,178
SL Liquidity Series, LLC, Money Market Series, 1.53%(c)(d)(e)	568,757	568,700

Total Short-Term Investments — 1.4% (Cost: $2,430,878)		2,430,878

Total Investments — 100.7% (Cost: $155,108,164)		174,472,465

Liabilities in Excess of Other Assets — (0.7)%		(1,141,899)

Net Assets — 100.0%		$173,330,566

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,889,750	(27,572)	1,862,178	$1,862,178	$3,802		$ 3	$—
SL Liquidity Series, LLC, Money Market Series	—	568,757	568,757	568,700	1,313	(b)	(2)	—

				$2,430,878	$5,115		$ 1	$—

(a)	Includes net capital gain distributions.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Energy & Resources Portfolio (Percentages shown are based on Net Assets)

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Privately Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$16,709,745	$4,504,462	$—	$21,214,207
Oil, Gas & Consumable Fuels	137,602,098	13,039,110	186,172	150,827,380
Short-Term Securities	1,862,178	—	—	1,862,178
Subtotal	$156,174,021	$17,543,572	$186,172	$173,903,765

Investments Valued at NAV(a)				568,700

Total Investments				$174,472,465

(a)	As of December 31, 2017, certain investments of the Fund’s were valued using NAV per share or its equivalent as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2017, there were no transfers between levels.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017 (unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.6%

Biotechnology — 23.6%
AbbVie, Inc.	1,140,706	$110,317,677
ACADIA Pharmaceuticals, Inc.(a)	651,300	19,610,643
Acceleron Pharma, Inc.(a)	963,300	40,882,452
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $17,141,679)(a)(b)(c)	297,971,595	33,313,224
Agios Pharmaceuticals, Inc.(a)	271,500	15,521,655
Alexion Pharmaceuticals, Inc.(a)	230,500	27,565,495
Alkermes PLC(a)	490,300	26,834,119
Alnylam Pharmaceuticals, Inc.(a)	847,300	107,649,465
Amgen, Inc.	1,069,846	186,046,219
Apellis Pharmaceuticals, Inc.(a)	266,504	5,783,137
Aquinox Pharmaceuticals, Inc.(a)	318,217	3,742,232
Argenx SE — ADR(a)	80,941	5,110,615
Avexis, Inc.(a)	304,156	33,660,945
Biogen, Inc.(a)	419,162	133,532,438
Biohaven Pharmaceutical Holding, Co., Ltd.(a)	248,186	6,696,058
BioMarin Pharmaceutical, Inc.(a)	580,700	51,781,019
Bluebird Bio, Inc.(a)	40,200	7,159,620
Celgene Corp.(a)	577,538	60,271,866
Clementia Pharmaceuticals, Inc.(a)(d)	188,325	3,574,409
Cytokinetics, Inc.(a)	207,900	1,694,385
FibroGen, Inc.(a)	169,400	8,029,560
Galapagos NV(a)	104,600	9,807,296
Gilead Sciences, Inc.	732,156	52,451,656
Global Blood Therapeutics, Inc.(a)	201,637	7,934,416
Halozyme Therapeutics, Inc.(a)	856,100	17,344,586
Incyte Corp.(a)	278,100	26,338,851
InflaRx NV(a)	586,134	12,279,507
InflaRx NV, Series D (Acquired 11/8/17, cost $4,645,442)(a)(c)	357,336	7,217,933
Insmed, Inc.(a)	1,239,177	38,637,539
Myovant Sciences, Ltd.(a)(d)	535,198	6,764,903
Ovid therapeutics, Inc.(a)	781,407	7,712,487
Prothena Corp. PLC(a)	40,664	1,524,493
Regeneron Pharmaceuticals, Inc.(a)	89,622	33,694,287
Sage Therapeutics, Inc.(a)	279,697	46,068,893
Sarepta Therapeutics, Inc.(a)	817,355	45,477,632
Seattle Genetics, Inc.(a)	630,118	33,711,313
Spark Therapeutics, Inc.(a)	164,880	8,478,130
Spectrum Pharmaceuticals, Inc.(a)	1,391,594	26,370,706
Syndax Pharmaceuticals, Inc.(a)	288,521	2,527,444
TESARO, Inc.(a)	325,074	26,938,882
Ultragenyx Pharmaceutical, Inc.(a)	389,500	18,065,010
Vertex Pharmaceuticals, Inc.(a)	728,170	109,123,556

		1,427,246,753

Diversified Consumer Services — 0.5%
Service Corp. International	784,600	29,281,272

Health Care Equipment & Supplies — 23.1%
Abbott Laboratories	3,812,100	217,556,547
Align Technology, Inc.(a)	66,800	14,842,292
Baxter International, Inc.	1,999,400	129,241,216
Becton Dickinson and Co.	289,292	61,925,846
Boston Scientific Corp.(a)	3,308,352	82,014,046
Cooper Cos., Inc.	88,872	19,363,431
Edwards Lifesciences Corp.(a)	365,600	41,206,776
Hologic, Inc.(a)	1,440,000	61,560,000
Intuitive Surgical, Inc.(a)	208,600	76,126,484
iRhythm Technologies, Inc.(a)	275,995	15,469,520
Masimo Corp.(a)	624,400	52,949,120
Medtronic PLC	3,079,123	248,639,182
Nevro Corp.(a)	451,200	31,150,848
ResMed, Inc.	631,700	53,498,673
Stryker Corp.	1,446,500	223,976,060
Teleflex, Inc.	130,400	32,446,128
Varian Medical Systems, Inc.(a)	297,300	33,044,895

		1,395,011,064

Security	Shares	Value
Health Care Providers & Services — 24.4%
Amedisys, Inc.(a)	797,200	$42,020,412
AmerisourceBergen Corp.	242,300	22,247,986
Anthem, Inc.	495,400	111,469,954
Cardinal Health, Inc.	536,000	32,840,720
Centene Corp.(a)	669,000	67,488,720
Cigna Corp.	871,200	176,932,008
DaVita, Inc.(a)	992,659	71,719,613
HCA Healthcare, Inc.(a)	435,148	38,223,400
HealthEquity, Inc.(a)	228,700	10,671,142
Humana, Inc.	514,200	127,557,594
McKesson Corp.	305,200	47,595,940
Quest Diagnostics, Inc.	1,368,700	134,803,263
Teladoc, Inc.(a)	764,700	26,649,795
UnitedHealth Group, Inc.	2,290,453	504,953,268
Universal Health Services, Inc., Class B	332,900	37,734,215
WellCare Health Plans, Inc.(a)	115,400	23,208,094

		1,476,116,124

Life Sciences Tools & Services — 2.4%
Agilent Technologies, Inc.	803,000	53,776,910
Thermo Fisher Scientific, Inc.	416,200	79,028,056
Wuxi Biologics Cayman, Inc.(a)(e)	1,806,500	10,104,386

		142,909,352

Pharmaceuticals — 23.6%
Allergan PLC	637,260	104,242,991
Assembly Biosciences, Inc.(a)	28,500	1,289,625
AstraZeneca PLC	1,093,327	75,445,530
AstraZeneca PLC — ADR	1,040,600	36,108,820
Bristol-Myers Squibb Co.	1,944,226	119,142,169
Chugai Pharmaceutical Co. Ltd.	251,500	12,853,846
Daiichi Sankyo Co. Ltd.	670,800	17,442,190
Dermira, Inc.(a)	362,800	10,089,468
Eisai Co. Ltd.	240,800	13,679,755
Eli Lilly & Co.	1,227,000	103,632,420
Johnson & Johnson	1,227,600	171,520,272
Merck & Co., Inc.	1,105,800	62,223,366
Merck KGaA	556,600	59,743,505
Novartis AG — ADR	928,100	77,923,276
Novo Nordisk A/S — ADR	1,798,000	96,498,660
Pfizer, Inc.	7,357,337	266,482,746
Reata Pharmaceuticals, Inc., Class A(a)	108,223	3,064,875
Roche Holding AG	137,200	34,691,757
Sanofi	380,100	32,723,466
Sanofi — ADR	937,500	40,312,500
Takeda Pharmaceutical Co. Ltd.	283,100	16,028,466
Theravance Biopharma, Inc.(a)	85,900	2,395,751
Zoetis, Inc.	951,200	68,524,448

		1,426,059,902

Total Common Stocks — 97.6% (Cost: $4,088,068,227)		5,896,624,467

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Beneficial Interest	Value
Other Interests — 0.1%
Biotechnology — 0.1%
Afferent Pharmaceuticals, Inc., Series C(b)	6,978,106	$6,978,106

	Shares
Rights — 0.1%
Dyax Corp. — CVR(a)(b)	1,269,237	2,906,553

Total Long-Term Investments — 97.8% (Cost: $4,088,068,227)		5,906,509,126

Security	Shares	Value
Short-Term Securities — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(f)(h)	140,258,243	$140,258,243
SL Liquidity Series, LLC, Money Market Series, 1.53%(f)(g)(h)	1,468,143	1,467,997

Total Short-Term Investments — 2.3% (Cost: $141,726,240)		141,726,240

Total Investments — 100.1% (Cost: $4,229,794,467)		6,048,235,366

Liabilities in Excess of Other
Assets — (0.1)%		(6,178,459)

Net Assets — 100.0%		$6,042,056,907

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $40,531,157, representing 0.67% of its net assets as of period end, and an original cost of $21,787,121.
(d)	Security, or a portion of the security, is on loan.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	188,757,591	(48,499,348)	140,258,243	$140,258,243	$483,906		$1,045	$—
SL Liquidity Series, LLC, Money Market Series	387,461	1,080,682	1,468,143	1,467,997	9,254	(b)	(175)	—

				$141,726,240	$493,160		$870	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	11,066,200	USD	12,931,989	HSBC Bank PLC	1/11/18	356,315
USD	49,190,218	CHF	47,648,400	Northern Trust Corp.	1/11/18	246,986

						603,301

USD	13,879,785	CHF	13,692,200	Credit Suisse International	1/11/18	(184,497)
USD	7,386,976	CHF	7,353,900	National Australia Bank Ltd.	1/11/18	(166,865)
USD	9,142,890	CHF	9,044,000	National Australia Bank Ltd.	1/11/18	(146,878)
USD	10,186,097	CHF	9,976,300	National Australia Bank Ltd.	1/11/18	(61,306)
USD	121,947,152	EUR	102,669,600	Bank of America N.A.	1/11/18	(1,338,611)
USD	4,667,766	EUR	3,947,372	Royal Bank of Scotland PLC	1/11/18	(72,242)

						(1,970,399)

Net Unrealized Depreciation						$(1,367,098)

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,386,715,596	$7,217,933	$33,313,224	$1,427,246,753
Diversified Consumer Services	29,281,272	—	—	29,281,272
Health Care Equipment & Supplies	1,395,011,064	—	—	1,395,011,064
Health Care Providers & Services	1,476,116,124	—	—	1,476,116,124
Life Sciences Tools & Services	142,909,352	—	—	142,909,352
Pharmaceuticals	1,163,451,387	262,608,515	—	1,426,059,902
Other Interests:
Biotechnology	—	—	6,978,106	6,978,106
Rights:
Biotechnology	—	—	2,906,553	2,906,553
Short-Term Securities	140,258,243	—	—	140,258,243

Subtotal	$5,733,743,038	$269,826,448	$43,197,883	$6,046,767,369

Investments Valued at NAV[1]				1,467,997

Total Investments				$6,048,235,366

Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	$—	$603,301	$—	$603,301
Liabilities:
Foreign currency exchange contracts	—	(1,970,399)	—	(1,970,399)

Total	$—	$(1,367,098)	$—	$(1,367,098)

[1]	As of December 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2]	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Other Interests	Total
Assets:
Opening Balance, as of September 30, 2017	$58,700,405	$5,922,513	$2,906,553	$8,825,251	$76,354,722
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(5,922,513)	—	—	(5,922,513)
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(25,387,181)	—	—	(1,847,145)	(27,234,326)
Purchases	—	—	—	—	—
Sales	—	—	—	—	—

Closing Balance, as of December 31, 2017	$33,313,224	$—	$2,906,553	$6,978,106	$43,197,883

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	$(25,387,181)	$—	$—	$(1,847,145)	$(27,234,326)

[1]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 67.0%

Aerospace & Defense — 0.8%
Lockheed Martin Corp.	19,300	$6,196,265

Automobiles — 0.7%
Ford Motor Co.	403,971	5,045,598

Banks — 11.7%
Bank of America Corp.	249,941	7,378,258
Citigroup, Inc.	120,860	8,993,193
JPMorgan Chase & Co.	253,977	27,160,300
Regions Financial Corp.	219,560	3,793,997
FirstSun Capital Bancorp (Acquired 3/10/14, cost $7,599,729)(a)(b)(c)	167,410	6,138,925
SunTrust Banks, Inc.	18,660	1,205,249
U.S. Bancorp	173,895	9,317,294
Wells Fargo & Co.	397,506	24,116,689

		88,103,905
Beverages — 1.5%
Diageo PLC	98,312	3,603,556
Dr. Pepper Snapple Group, Inc.	77,410	7,513,415

		11,116,971
Biotechnology — 0.5%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $1,815,300)(a)(b)(c)	31,555,035	3,527,853

Capital Markets — 1.2%
Invesco Ltd.	59,546	2,175,811
Morgan Stanley	129,411	6,790,195

		8,966,006
Chemicals — 0.6%
DowDuPont, Inc.	66,503	4,736,344

Communications Equipment — 1.2%
Cisco Systems, Inc.	229,511	8,790,271

Construction Materials — 0.3%
CRH PLC	54,170	1,944,157

Containers & Packaging — 0.6%
International Paper Co.	75,062	4,349,092

Diversified Telecommunication Services — 3.5%
BCE, Inc.	222,728	10,693,171
BT Group PLC	1,141,854	4,188,720
Verizon Communications, Inc.	221,719	11,735,587

		26,617,478
Electric Utilities — 4.2%
Edison International	27,600	1,745,424
Exelon Corp.	151,383	5,966,004
FirstEnergy Corp.	456,668	13,983,174
PG&E Corp.(a)	228,630	10,249,483

		31,944,085
Electronic Equipment, Instruments & Components — 1.2%
Hon Hai Precision Industry Co. Ltd.	2,739,000	8,708,896

Equity Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp.	94,883	10,532,962

Food Products — 1.2%
General Mills, Inc.	75,854	4,497,384
Kellogg Co.	63,897	4,343,718

		8,841,102
Health Care Equipment & Supplies — 1.5%
Koninklijke Philips NV	165,501	6,249,081
Medtronic PLC	59,620	4,814,315

		11,063,396

Security	Shares	Value
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	107,925	$6,612,565
UnitedHealth Group, Inc.	21,832	4,813,083

		11,425,648
Household Products — 0.9%
Procter & Gamble Co.	71,747	6,592,114

Industrial Conglomerates — 1.3%
General Electric Co.	400,609	6,990,627
Honeywell International, Inc.	16,730	2,565,713

		9,556,340
Insurance — 4.7%
American International Group, Inc.	69,730	4,154,513
Brighthouse Financial, Inc.(a)	16,107	944,514
MetLife, Inc.	172,521	8,722,662
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	26,957	5,821,346
Prudential Financial, Inc.	92,354	10,618,863
Swiss Re AG	59,226	5,538,860

		35,800,758
Internet Software & Services — 1.2%
MongoDB, Inc. (Acquired 12/19/13, cost $10,543,057)(a)(b)(c)	315,205	9,072,027

Leisure Products — 0.3%
Mattel, Inc.(a)	145,490	2,237,636

Machinery — 0.1%
Pentair PLC	15,920	1,124,270

Media — 1.2%
Comcast Corp., Class A	86,983	3,483,669
Interpublic Group of Cos., Inc.	91,620	1,847,059
Publicis Groupe SA	49,930	3,384,608

		8,715,336
Multi-Utilities — 1.9%
Engie SA	243,601	4,187,858
Public Service Enterprise Group, Inc.	203,421	10,476,182

		14,664,040
Oil, Gas & Consumable Fuels — 8.8%
BP PLC	867,990	6,089,186
Chevron Corp.	105,566	13,215,808
Enbridge, Inc.	118,623	4,639,346
Marathon Petroleum Corp.	41,693	2,750,904
Occidental Petroleum Corp.	75,390	5,553,227
Royal Dutch Shell PLC, Class A — ADR	303,878	20,271,701
Suncor Energy, Inc.	160,866	5,907,000
TOTAL SA — ADR	95,622	5,285,984
Valero Energy Corp.	30,492	2,802,520

		66,515,676
Personal Products — 0.5%
Unilever NV — NY Shares	73,393	4,133,494

Pharmaceuticals — 6.7%
AstraZeneca PLC	219,209	15,126,617
Merck & Co., Inc.	201,053	11,313,252
Pfizer, Inc.	658,886	23,864,851

		50,304,720
Professional Services — 0.5%
Nielsen Holdings PLC	95,255	3,467,282

Road & Rail — 0.1%
Norfolk Southern Corp.	7,970	1,154,853

Semiconductors & Semiconductor Equipment — 1.7%
QUALCOMM, Inc.	82,735	5,296,695

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.		628,000	$4,808,643
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR		69,280	2,746,952

			12,852,290
Software — 0.7%
CA, Inc.		55,910	1,860,685
Microsoft Corp.		39,879	3,411,250

			5,271,935
Specialty Retail — 0.4%
Lowe’s Cos., Inc.		31,777	2,953,354

Technology Hardware, Storage & Peripherals — 0.7%
Lenovo Group Ltd.		9,642,000	5,429,533

Tobacco — 1.7%
Altria Group, Inc.		93,671	6,689,046
Philip Morris International, Inc.		57,025	6,024,691

			12,713,737

Total Common Stocks — 67.0% (Cost: $473,293,191)			504,469,424

Preferred Stocks — 2.6%

Internet Software & Services — 2.1%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,971)(a)(b)(c)		336,360	11,089,789
Zuora, Inc. (Acquired 1/16/15, cost $3,742,311)(a)(b)(c)		985,000	4,777,250

			15,867,039
Software — 0.5%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011)(a)(b)(c)		701,470	3,977,335

Total Preferred Stocks — 2.6% (Cost: $13,260,292)			19,844,374

		Par (000)
Equity-Linked Notes — 30.6%

Aerospace & Defense — 0.6%
RBC Capital Markets (Lockheed Martin Corp.) 13.53% 01/29/18 (Lmt Us), 0.00%	USD	14	4,328,593

Automobiles — 0.1%
Citigroup Global Markets, Inc. (Ford Motor Co.) 11.98% 01/18/18 (F US),		88	1,094,159

Banks — 4.5%
BNP Paribas Securities Corp.oration (Suntrust Banks, Inc.) 12.3% 01/23/18 (STI US),		10	639,562
CIBC World Markets Corp. (Jpmorgan Chase & Co.) 17.1% 01/30/18 (JPM US),		120	12,692,176
Credit Suisse Securities (Usa) LLC. (Us Bancorp) 11.6% 01/25/18 (USB US),		92	4,911,261
Credit Suisse Securities (Usa) LLC. (Wells Fargo & Co.) 16.4% 02/02/18 (WFC US),		174	10,553,865
Merrill Lynch Pierce Fenner & Smi (Citigroup, Inc.) 12.06% 01/08/18 (C US),		39	2,858,384
TD Securities, Inc. (Bank Of America Corp.) 15.4% 01/18/2018 (Bac Us), 0.00%		73	2,039,085

			33,694,333

Security		Par (000)	Value
Beverages — 0.8%
Citigroup Global Markets Limited (Diageo Plc) 14.22% 02/09/18 (DGE LN),	GBP	45	$1,614,629
Deutsche Bank Securities, Inc. (Dr Pepper Snapple Group, Inc.) 9.49% 01/18/18 (DPS US),	USD	8	709,794
RBC Capital Markets (Coca-Cola Co.) 9.49% 01/29/18 (Ko Us), 0.00%		79	3,601,174

			5,925,597
Capital Markets — 1.2%
SG Americas Securities LLC. (Invesco, Ltd.) 12.55% 01/16/18 (IVZ US),		145	5,305,725
SG Americas Securities LLC. (Morgan Stanley) 12.61% 01/04/18 (MS US),		71	3,620,642

			8,926,367
Chemicals — 0.7%
SG Americas Securities LLC. (Dowdupont, Inc.) 10.92% 01/04/18 (DWDP US),		77	5,517,194

Communications Equipment — 0.8%
SGA Societe Generale Acceptance NV,		178	6,310,451

Containers & Packaging — 0.4%
UBS Securities LLC. (International Paper Co.) 12.1% 01/30/18 (Ip Us), 0.00%		58	3,212,362

Diversified Telecommunication Services — 1.6%
CIBC World Markets Corp. (Bce, Inc.) 13.4% 02.05.18 (BCE US),		101	4,908,594
Deutsche Bank Ag London (Bt Group Plc) 13.4% 01/09/18 (BT/A LN),	GBP	626	2,288,926
Royal Bank Of Canada (Verizon Communications, Inc.) 16.98% 01/31/18 (VZ US),	USD	110	5,203,651

			12,401,171
Electric Utilities — 1.1%
Deutsche Bank Securities, Inc. (FirstEnergy Corp.) 11.74% 01/18/18 (FE US),		146	4,494,636
Royal Bank Of Canada (Exelon Corp.) 12.37% 01/31/18 (EXC US),		97	3,879,133

			8,373,769
Equity Real Estate Investment Trusts (REITs) — 0.7%
SGA Societe Generale Acceptance NV,		47	5,268,704

Food Products — 0.2%
Citigroup Global Markets, Inc. (General Mills, Inc.) 11.04% 01/18/18 (GIS US),		13	700,471
Citigroup Global Markets, Inc. (Kellogg Co.) 11.28% 01/18/18 (K US),		11	683,739

			1,384,210
Health Care Equipment & Supplies — 0.3%
BNP Paribas Securities Corp.oration (Koninklijke Philips Nv) 15.68% 02/07/18 (PHIA NA),	EUR	60	2,291,093

Health Care Providers & Services — 0.6%
Citigroup Global Markets, Inc. (Cardinal Health, Inc.) 13.87% 01/18/18 (CAH US),	USD	25	1,518,581
RBC Capital Markets (Unitedhealth Group, Inc.) 12.27% 01/29/18 (Unh Us), 0.00%		15	3,331,079

			4,849,660

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Household Products — 0.4%
UBS Securities LLC. (Procter & Gamble Co.) 8.4% 01/18/18 (Pg Us), 0.00%	USD	35	$3,149,088

Industrial Conglomerates — 0.8%
BNP Paribas Securities Corp.oration (3M Co.) 10.76% 01/23/18 (MMM US),		4	882,191
J.P. Morgan Securities LLC. (General Electric Co.) 22.6% 01/16/2018 (GE US),		198	3,490,088
Merrill Lynch Pierce Fenner & Smi (Honeywell International, Inc.) 9.16% 01/08/18 (HON US),		9	1,324,697

			5,696,976
Insurance — 2.5%
BNP Paribas Securities Corp.oration (Metlife, Inc.) 12.34% 01/23/18 (MET US),		95	4,838,888
Citigroup Global Markets Limited (Muenchener Rueckversicherungs-Gesellschaft Ag In Muenchen) 13.57% 02/09/18 (MUV2 GR),	EUR	19	4,152,842
Citigroup Global Markets Limited (Swiss Re Ag) 10.73% 02/09/18 (SREN SE),	CHF	42	3,912,229
Citigroup Global Markets, Inc. (Brighthouse Financial, Inc.) 10.97% 01/18/18 (BHF US),	USD	9	523,045
Morgan Stanley & Co. LLC. (Prudential Financial, Inc.) 18.61% 01/30/18 (PRU US),		43	4,986,300
SG Americas Securities LLC. (American International Group, Inc.) 11.18% 01/09/18 (AIG US),		12	717,858

			19,131,162
Leisure Products — 0.2%
Credit Suisse Securities (Usa) LLC. (Mattel, Inc.) 18.5% 01/25/18 (MAT US),		80	1,214,509

Machinery — 0.1%
SG Americas Securities LLC. (Pentair Plc) 12.12% 01/09/18 (PNR US),		9	623,004

Media — 0.5%
CIBC World Markets Corp. (Comcast Corp.) 25.53% 02/02/18 (CMCSA US),		38	1,523,364
Societe Generale (Publicis Groupe Sa) 9.04% 01/11/18 (PUB FP),	EUR	34	2,284,898

			3,808,262
Multi-Utilities — 1.4%
Merrill Lynch International (Engie Sa) 13.9% 01/09/18 (ENGI FP),		208	3,556,047
Merrill Lynch Pierce Fenner & Smi (Public Service Enterprise Group, Inc.) 10.86% 01/08/18 (PEG US),	USD	139	6,875,536

			10,431,583
Oil, Gas & Consumable Fuels — 5.0%
CIBC World Markets Corp. (Royal Dutch Shell Plc) 9.33% 01/30/18 (RDS/A US),		157	10,254,996
Citigroup Global Markets, Inc. (Total Sa) 12.67% 02.07.18 (TOT US),		44	2,419,266
Credit Suisse Securities (Usa) LLC. (Chevron Corp.) 6.85% 02/02/18 (CVX US),		46	5,669,898
Deutsche Bank Ag London (Bp Plc) 12.37% 01/09/18 (BP/ LN),	GBP	345	2,358,176
Goldman Sachs & Co. LLC. (Occidental Petroleum Corp.) 14.22% 01/11/18 (OXY US),	USD	110	7,377,502

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
J.P. Morgan Securities LLC. (Enbridge, Inc.) 12.22% 02.07.18 (ENB US),	USD	84	$3,253,658
Merrill Lynch Pierce Fenner & Smi (Marathon Petroleum Corp.) 13.67% 01/08/18 (MPC US),		23	1,341,102
Morgan Stanley & Co. LLC (Valero Energy Corp.) 12.08% 01/30/18 (VLO US),		24	2,054,064
Morgan Stanley & Co. LLC. (Suncor Energy, Inc.) 12.94% 02.07.18 (SU US),		73	2,591,878

			37,320,540
Personal Products — 0.2%
Morgan Stanley & Co. LLC. (Unilever Nv) 12.43% 02.07.18 (UN US),		33	1,888,445

Pharmaceuticals — 3.2%
BNP Paribas Securities Corp.oration (Merck & Co., Inc.) 12.32% 01/23/18 (MRK US),		98	5,541,139
Citigroup Global Markets Limited (Astrazeneca Plc) 15.94% 02/09/18 (AZN LN),	GBP	100	6,729,752
Goldman Sachs International,	USD	326	11,758,859

			24,029,750
Professional Services — 0.3%
Credit Suisse Securities (Usa) LLC. (Nielsen Holdings Plc) 12.5% 01/25/18 (NLSN US),		53	1,934,402

Road & Rail — 0.1%
RBC Capital Markets LLC. (Norfolk Southern Corp.) 16.33% 01/11/18 (Nsc Us), 0.00%		4	573,408

Semiconductors & Semiconductor Equipment — 1.1%
CIBC World Markets Corp. (Taiwan Semiconductor Manufacturing Co., Ltd.) 14.16% 02/02/18 (TSM US),		131	5,190,510
SG Americas Securities LLC. (Qualcomm, Inc.) 15.41% 01/09/18 (QCOM US),		63	3,451,947

			8,642,457
Software — 0.4%
SG Americas Securities LLC. (Microsoft Corp.) 10.38% 01/04/18 (MSFT US),		34	2,714,101

Specialty Retail — 0.2%
CIBC World Markets Corp. (Lowe’S Cos, Inc.) 16.98% 02/02/18 (LOW US),		14	1,271,687

Tobacco — 0.6%
Credit Suisse Securities (Usa) LLC. (Altria Group, Inc.) 11.5% 01/25/18 (MO US),		36	2,424,787
J.P. Morgan Securities LLC. (Philip Morris International, Inc.) 16.06% 01/16/2018 (PM US),		20	2,094,380

			4,519,167
Total Equity-Linked Notes — 30.6% (Cost: $229,781,062)			230,526,204

Total Long-Term Investments — 100.2% (Cost: $716,334,545)			754,840,002

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(d)(e)	2,771,226	$2,771,226

Total Short-Term Investments — 0.4% (Cost: $2,771,226)		2,771,226

Total Investments — 100.6% (Cost: $719,105,771)		757,611,228

Liabilities in Excess of Other Assets — (0.6)%		(4,518,380)

Net Assets — 100.0%		$753,092,848

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $38,583,179, representing 5.12% of its net assets as of period end, and an original cost of $33,218,378.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income	Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,231,691	539,535	2,771,226	$2,771,226	$34,316	$130	$—

				$2,771,226	$34,316	$130	$—

(a)	Includes net capital gain distributions, if applicable.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$6,196,265	$—	$—	$6,196,265
Automobiles	5,045,598	—	—	5,045,598
Banks	81,964,980	—	6,138,925	88,103,905
Beverages	7,513,415	3,603,556	—	11,116,971
Biotechnology	—	—	3,527,853	3,527,853
Capital Markets	8,966,006	—	—	8,966,006
Chemicals	4,736,344	—	—	4,736,344
Communications Equipment	8,790,271	—	—	8,790,271
Construction Materials	—	1,944,157	—	1,944,157
Containers & Packaging	4,349,092	—	—	4,349,092
Diversified Telecommunication Services	26,617,478	—	—	26,617,478
Electric Utilities	31,944,085	—	—	31,944,085
Electronic Equipment, Instruments & Components	—	8,708,896	—	8,708,896
Equity Real Estate Investment Trusts (REITs)	10,532,962	—	—	10,532,962
Food Products	8,841,102	—	—	8,841,102
Health Care Equipment & Supplies	4,814,315	6,249,081	—	11,063,396
Health Care Providers & Services	11,425,648	—	—	11,425,648
Household Products	6,592,114	—	—	6,592,114
Industrial Conglomerates	9,556,340	—	—	9,556,340
Insurance	24,440,552	11,360,206	—	35,800,758
Internet Software & Services	—	9,072,027	—	9,072,027
Leisure Products	2,237,636	—	—	2,237,636
Machinery	1,124,270	—	—	1,124,270
Media	5,330,728	3,384,608	—	8,715,336
Multi-Utilities	10,476,182	4,187,858	—	14,664,040
Oil, Gas & Consumable Fuels	60,426,490	6,089,186	—	66,515,676
Personal Products	4,133,494	—	—	4,133,494
Pharmaceuticals	35,178,103	15,126,617	—	50,304,720
Professional Services	3,467,282	—	—	3,467,282
Road & Rail	1,154,853	—	—	1,154,853
Semiconductors & Semiconductor Equipment	8,043,647	4,808,643	—	12,852,290
Software	5,271,935	—	—	5,271,935
Specialty Retail	2,953,354	—	—	2,953,354
Technology Hardware, Storage & Peripherals	—	5,429,533	—	5,429,533
Tobacco	12,713,737	—	—	12,713,737
Preferred Stocks:
Internet Software & Services	—	—	15,867,039	15,867,039
Software	—	—	3,977,335	3,977,335
Equity-Linked Notes:
Aerospace & Defense	—	4,328,593	—	4,328,593
Automobiles	—	1,094,159	—	1,094,159
Banks	—	23,140,468	10,553,865	33,694,333
Beverages	—	5,925,597	—	5,925,597
Capital Markets	—	8,926,367	—	8,926,367
Chemicals	—	5,517,194	—	5,517,194
Communications Equipment	—	6,310,451	—	6,310,451
Containers & Packaging	—	3,212,362	—	3,212,362
Diversified Telecommunication Services	—	12,401,171	—	12,401,171
Electric Utilities	—	8,373,769	—	8,373,769
Equity Real Estate Investment Trusts (REITs)	—	5,268,704	—	5,268,704
Food Products	—	1,384,210	—	1,384,210
Health Care Equipment & Supplies	—	2,291,093	—	2,291,093
Health Care Providers & Services	—	4,849,660	—	4,849,660
Household Products	—	3,149,088	—	3,149,088
Industrial Conglomerates	—	5,696,976	—	5,696,976
Insurance	—	19,131,162	—	19,131,162
Leisure Products	—	1,214,509	—	1,214,509
Machinery	—	623,004	—	623,004
Media	—	3,808,262	—	3,808,262

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Multi-Utilities	$—	$10,431,583	$—	$10,431,583
Oil, Gas & Consumable Fuels	—	31,650,642	5,669,898	37,320,540
Personal Products	—	1,888,445	—	1,888,445
Pharmaceuticals	—	24,029,750	—	24,029,750
Professional Services	—	1,934,402	—	1,934,402
Road & Rail	—	573,408	—	573,408
Semiconductors & Semiconductor Equipment	—	8,642,457	—	8,642,457
Software	—	2,714,101	—	2,714,101
Specialty Retail	—	1,271,687	—	1,271,687
Tobacco	—	4,519,167	—	4,519,167
Short-Term Securities	2,771,226	—	—	2,771,226

Total	$417,609,504	$294,266,809	$45,734,915	$757,611,228

During the period ended December 31, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Equity-Linked Notes	Total
Assets:
Opening Balance, as of September 30, 2017	$11,720,783	$33,547,470	$12,051,840	$57,320,093
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(8,590,401)	—	(8,590,401)
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	29,865	29,865
Net change in unrealized appreciation (depreciation)[1]	(2,054,005)	(5,112,695)	68,994	(7,097,706)
Purchases	—	—	16,113,894	16,113,894
Sales	—	—	(12,040,830)	(12,040,830)

Closing Balance, as of December 31, 2017	$9,666,778	$19,844,374	$16,223,763	$45,734,915

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	$(2,054,005)	$(5,112,695)	$68,994	$(7,097,706)

[1]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $16,223,763.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$9,666,778	Market	Tangible Book Value Multiple[1]	1.90x	—
		Income	Discount Rate[2]	3.25%	—
Preferred Stocks	19,844,374	Market	Discount Rate[2]	25.00%	—
			Revenue Multiple[1]	6.25x-11.50x	8.98x
			Time to Exit[1]	0.5-1.1 years	—
			Recent Transactions[1]	—	—
	$29,511,152

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017 (unaudited)	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.0%

Australia — 7.0%
Amcor Ltd.	1,109,569	$13,295,210
Ansell Ltd.	355,012	6,703,943
Sonic Healthcare Ltd.	489,689	8,708,351

		28,707,504
Belgium — 4.1%
bpost SA	310,062	9,436,492
Anheuser-Busch InBev SA	65,204	7,279,447

		16,715,939
Canada — 8.9%
TELUS Corp.	488,716	18,514,444
Rogers Communications, Inc., Class B	353,145	17,994,381

		36,508,825
China — 1.8%
ANTA Sports Products Ltd.	1,649,400	7,483,982

Denmark — 1.8%
Novo Nordisk A/S, Class B	140,482	7,548,869

Finland — 3.3%
Kone OYJ, Class B	251,433	13,502,601

France — 5.0%
Sanofi	236,760	20,383,078

Germany — 4.0%
Deutsche Post AG, Registered Shares	349,457	16,610,889

Hong Kong — 1.6%
Sands China Ltd.	1,320,800	6,798,479

India — 0.9%
Hero MotoCorp Ltd.	62,920	3,726,851

Japan — 3.7%
Japan Tobacco, Inc.	473,400	15,244,956

Netherlands — 2.0%
Heineken NV	79,498	8,287,425

Sweden — 2.4%
Svenska Handelsbanken AB, A Shares	720,153	9,841,642

Switzerland — 16.6%
Givaudan SA, Registered Shares	4,468	10,320,755
Nestle SA, Registered Shares	203,253	17,474,933
Novartis AG, Registered Shares	236,155	19,873,036
Roche Holding AG	48,643	12,299,644
SGS SA, Registered Shares	3,106	8,097,457

		68,065,825
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,529,000	11,707,668
Far EasTone Telecommunications Co. Ltd.	2,730,000	6,742,779

		18,450,447
United Kingdom — 25.9%
Lloyds Banking Group PLC	6,392,238	5,861,560
Metro Bank PLC(a)	53	2,559
Diageo PLC	276,153	10,122,191
Unilever PLC	240,652	13,348,006

Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	200,724	$13,851,051
GlaxoSmithKline PLC	717,412	12,704,760
British American Tobacco PLC	401,558	27,144,776
Imperial Brands PLC	552,050	23,547,443

		106,582,346
United States — 4.5%
3M Co.	36,727	8,644,434
Microsoft Corp.	114,867	9,825,723

		18,470,157

Total Common Stocks — 98.0% (Cost: $370,463,563)		402,929,815

Preferred Stocks — 1.6%

China — 1.2%
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $2,770,046)(a)(b)(c)	101,000	5,143,930

India — 0.4%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $5,332,969)(a)(b)(c)	749	1,180,481
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $2,090,847)(a)(b)(c)	248	475,799

		1,656,280

Total Preferred Stocks — 1.6% (Cost: $10,193,862)		6,800,210

Total Long-Term Investments — 99.6% (Cost: $380,657,425)		409,730,025

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(d)(e)	1,509,293	1,509,293

Total Short-Term Investments — 0.4% (Cost: $1,509,293)		1,509,293

Total Investments — 100.0% (Cost: $382,166,718)		411,239,318
Liabilities in Excess of Other Assets — 0.0%		(100,659)

Net Assets — 100.0%		$411,138,659

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,800,210, representing 1.65% of its net assets as of period end, and an original cost of $10,193,862.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	During the year ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income	Net Realized Gain(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,356,137	(2,846,844)	1,509,293	$1,509,293	$9,023	—	—

(a)	Includes net capital gain distributions, if applicable.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Australia	$—	$28,707,504	$—	$28,707,504
Belgium	—	16,715,939	—	16,715,939
Canada	36,508,825	—	—	36,508,825
China	7,483,982	—	—	7,483,982
Denmark	—	7,548,869	—	7,548,869
Finland	—	13,502,601	—	13,502,601
France	—	20,383,078	—	20,383,078
Germany	—	16,610,889	—	16,610,889
Hong Kong	—	6,798,479	—	6,798,479
India	—	3,726,851	—	3,726,851
Japan	—	15,244,956	—	15,244,956
Netherlands	—	8,287,425	—	8,287,425
Sweden	—	9,841,642	—	9,841,642
Switzerland	—	68,065,825	—	68,065,825
Taiwan	6,742,779	11,707,668	—	18,450,447
United Kingdom	—	106,582,346	—	106,582,346
United States	18,470,157	—	—	18,470,157

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

	Level 1	Level 2	Level 3	Total
Preferred Stocks:
China	$—	$—	$5,143,930	$5,143,930
India	—	—	1,656,280	1,656,280
Short-Term Securities	1,509,293	—	—	1,509,293

Total	$70,715,036	$333,724,072	$6,800,210	$411,239,318

During the period ended December 31, 2017, there were no transfers between levels.

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2017	$8,091,669
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(1,291,459)
Purchases	—
Sales	—

Closing Balance, as of December 31, 2017	$6,800,210

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	$(1,291,459)

[1]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks[3]	$6,800,210	Market	Revenue Multiple[1]	7.75x
			Time to Exit[2]	3 years
			Volatility[2]	41%
			Recent Transactions[1]	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[3]	For the period ended December 31, 2017, the valuation technique for investments classified as preferred stocks with a total value of $1,656,280 changed to an Option Pricing Model (“OPM”). The investments were previously valued utilizing Probability-Weighted Expected Return Model (“PWERM”). The change was due to consideration of liquidation preferences and exit strategy.

3	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) December 31, 2017	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.4%

Aerospace & Defense — 1.4%
TransDigm Group, Inc.	53,152	$14,596,602

Banks — 4.1%
First Republic Bank	224,844	19,480,484
SVB Financial Group(a)	102,378	23,932,905

		43,413,389
Beverages — 2.8%
Constellation Brands, Inc., Class A	76,575	17,502,748
Dr. Pepper Snapple Group, Inc.	123,835	12,019,425

		29,522,173
Building Products — 2.5%
AO Smith Corp.	265,433	16,265,734
JELD-WEN Holding, Inc.(a)	263,601	10,377,971

		26,643,705
Capital Markets — 4.9%
Cboe Global Markets, Inc.	151,990	18,936,434
E*TRADE Financial Corp.(a)	295,618	14,653,784
MSCI, Inc.	142,989	18,093,828

		51,684,046
Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	224,233	15,907,089

Construction Materials — 2.1%
Vulcan Materials Co.	169,387	21,744,209

Distributors — 1.2%
Pool Corp.	95,702	12,407,764

Diversified Consumer Services — 3.0%
Bright Horizons Family Solutions, Inc.(a)	237,469	22,322,086
ServiceMaster Global Holdings, Inc.(a)	182,052	9,333,806

		31,655,892
Diversified Telecommunication Services — 1.4%
Zayo Group Holdings, Inc.(a)	401,397	14,771,410

Electronic Equipment, Instruments & Components — 4.7%
Flex Ltd.(a)	1,122,531	20,194,333
II-VI, Inc.(a)	298,502	14,014,669
IPG Photonics Corp.(a)	73,802	15,803,222

		50,012,224
Equity Real Estate Investment Trusts (REITs) — 2.9%
Equinix, Inc.	23,670	10,727,717
SBA Communications Corp.(a)	120,366	19,662,990

		30,390,707
Food Products — 1.7%
Lamb Weston Holdings, Inc.	325,994	18,402,361

Health Care Equipment & Supplies — 10.5%
Align Technology, Inc.(a)	101,531	22,559,173
Cooper Cos., Inc.	77,938	16,981,131
IDEXX Laboratories, Inc.(a)	129,648	20,274,354
Intuitive Surgical, Inc.(a)	28,990	10,579,611
Teleflex, Inc.	86,664	21,563,737
West Pharmaceutical Services, Inc.	188,412	18,590,612

		110,548,618
Hotels, Restaurants & Leisure — 4.9%
Domino’s Pizza Enterprises Ltd.	305,644	11,108,929
Domino’s Pizza, Inc.	92,638	17,504,876
Vail Resorts, Inc.	106,640	22,657,801

		51,271,606
Industrial Conglomerates — 2.1%
Roper Technologies, Inc.	85,203	22,067,577

Security	Shares	Value
Internet & Direct Marketing Retail — 2.8%
Liberty Ventures, Series A(a)	207,276	$11,242,650
Netflix, Inc.(a)	93,063	17,864,374

		29,107,024
Internet Software & Services — 8.9%
CoStar Group, Inc.(a)	86,011	25,540,966
Delivery Hero AG(a)(b)	129,625	5,132,493
GoDaddy, Inc., Class A(a)	247,414	12,439,976
IAC/InterActiveCorp.(a)	179,566	21,957,330
MercadoLibre, Inc.	47,110	14,823,633
Wix.com Ltd.(a)	241,488	13,897,634

		93,792,032
IT Services — 6.2%
Gartner, Inc.(a)	157,848	19,438,981
Global Payments, Inc.	180,279	18,071,167
Switch, Inc., Class A	432,935	7,875,088
Vantiv, Inc., Class A(a)	40,515	2,979,878
Worldpay Group PLC(b)	3,006,029	17,250,335

		65,615,449
Life Sciences Tools & Services — 2.0%
Illumina, Inc.(a)	96,565	21,098,487

Machinery — 5.0%
Dover Corp.	149,213	15,069,021
IDEX Corp.	132,122	17,436,140
Xylem, Inc.	299,470	20,423,854

		52,929,015
Media — 2.6%
Liberty Media Corp. — Liberty Formula One, Class A(a)	157,387	5,149,703
Live Nation Entertainment, Inc.(a)	213,387	9,083,885
Madison Square Garden Co., Class A(a)	63,310	13,348,914

		27,582,502
Oil, Gas & Consumable Fuels — 1.1%
Parsley Energy, Inc., Class A(a)	380,535	11,202,950

Pharmaceuticals — 2.0%
Zoetis, Inc.	286,170	20,615,687

Professional Services — 1.8%
Equifax, Inc.	164,886	19,443,357

Semiconductors & Semiconductor Equipment — 5.5%
Cree, Inc.(a)	297,204	11,038,157
Inphi Corp.(a)	137,175	5,020,605
ON Semiconductor Corp.(a)	718,291	15,041,014
Silicon Laboratories, Inc.(a)	127,683	11,274,409
Teradyne, Inc.	359,530	15,053,521

		57,427,706
Software — 5.5%
Altair Engineering, Inc., Class A(a)	243,478	5,823,994
Autodesk, Inc.(a)	124,291	13,029,426
Take-Two Interactive Software, Inc.(a)	191,408	21,012,770
Ubisoft Entertainment SA(a)	119,688	9,195,811
Zendesk, Inc.(a)	270,589	9,156,732

		58,218,733
Specialty Retail — 2.2%
Floor & Decor Holdings, Inc.(a)	221,791	10,796,786
Ulta Beauty, Inc.(a)	55,372	12,384,502

		23,181,288
Water Utilities — 1.1%
Evoqua Water Technologies Corp.(a)	510,963	12,114,933

Total Common Stocks — 98.4% (Cost: $793,428,827)		1,037,368,535

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 1.3%
Internet Software & Services
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911),(a)(c)(d)	322,368	$10,628,473

Software
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905),(a)(c)(d)	458,712	2,600,897

Total Preferred Stocks — 1.3% (Cost: $7,812,816)		13,229,370

Total Long-Term Investments — 99.7% (Cost: $801,241,643)		1,050,597,905

Security	Shares	Value
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(e)(h)	8,956,660	$8,956,660

Total Short-Term Securities — 0.9% (Cost: $8,956,660)		8,956,660

Total Investments — 100.6% (Cost: $810,198,303)		1,059,554,565
Liabilities in Excess of Other Assets — (0.6)%		(5,853,667)

Net Assets — 100.0%		$1,053,700,898

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,229,370, representing 1.3% of its net assets as of period end, and an original cost of $7,812,816.
(e)	Annualized 7-day yield as of period end.
(h)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,749,395	(10,792,735)	8,956,660	$8,956,660	$27,325		$ 25	$—
SL Liquidity Series, LLC, Money Market Series	5,359,993	(5,359,993)	—	—	22,470	(b)	(301)	—

				$8,956,660	$49,795		$(276)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$14,596,602	$—	$—	$14,596,602
Banks	43,413,389	—	—	43,413,389
Beverages	29,522,173	—	—	29,522,173
Building Products	26,643,705	—	—	26,643,705
Capital Markets	51,684,046	—	—	51,684,046
Commercial Services & Supplies	15,907,089	—	—	15,907,089
Construction Materials	21,744,209	—	—	21,744,209
Distributors	12,407,764	—	—	12,407,764
Diversified Consumer Services	31,655,892	—	—	31,655,892
Diversified Telecommunication Services	14,771,410	—	—	14,771,410
Electronic Equipment, Instruments & Components	50,012,224	—	—	50,012,224
Equity Real Estate Investment Trusts (REITs)	30,390,707	—	—	30,390,707
Food Products	18,402,361	—	—	18,402,361
Health Care Equipment & Supplies	110,548,618	—	—	110,548,618
Hotels, Restaurants & Leisure	40,162,677	11,108,929	—	51,271,606
Industrial Conglomerates	22,067,577	—	—	22,067,577
Internet & Direct Marketing Retail	29,107,024	—	—	29,107,024
Internet Software & Services	93,792,032	—	—	93,792,032
IT Services	48,365,114	17,250,335	—	65,615,449
Life Sciences Tools & Services	21,098,487	—	—	21,098,487
Machinery	52,929,015	—	—	52,929,015
Media	27,582,502	—	—	27,582,502
Oil, Gas & Consumable Fuels	11,202,950	—	—	11,202,950
Pharmaceuticals	20,615,687	—	—	20,615,687
Professional Services	19,443,357	—	—	19,443,357
Semiconductors & Semiconductor Equipment	57,427,706	—	—	57,427,706
Software	49,022,922	9,195,811	—	58,218,733
Specialty Retail	23,181,288	—	—	23,181,288
Water Utilities	12,114,933	—	—	12,114,933
Preferred Stocks
Internet Software & Services	—	—	10,628,473	10,628,473
Software	—	—	2,600,897	2,600,897
Short-Term Securities	8,956,660	—	—	8,956,660

	$1,008,770,120	$37,555,075	$13,229,370	$1,059,554,565

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets
Opening balance, as of September 30, 2017	$18,525,876
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(5,296,506)
Purchases	—
Sales	—

Closing balance, as of December 31, 2017	$13,229,370

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017(a)	$(5,296,506)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Unobservable Inputs Utilized
Assets
Preferred Stocks	$13,229,370	Market	Revenue Multiple[1]	11.50x
			Recent Transactions[1]	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments December 31, 2017 (unaudited)	BlackRock Technology Opportunities Portfolio “Formerly BlackRock Science & Technology Opportunities Portfolio” (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 94.3%

Automobiles — 0.6%
Tesla, Inc.(a)	12,900	$4,016,415

Chemicals — 0.6%
Tokai Carbon Co. Ltd.	303,200	3,741,188

Consumer Finance — 0.5%
Jianpu Technology, Inc. — ADR(a)(b)	538,933	3,492,286

Electrical Equipment — 1.2%
Fuji Electric Co. Ltd.	565,000	4,244,481
Nidec Corp.	22,600	3,164,385

		7,408,866

Electronic Equipment, Instruments & Components — 3.1%
Flex Ltd.(a)	215,600	3,878,644
II-VI, Inc.(a)	68,200	3,201,990
Isra Vision AG	17,771	4,522,296
Samsung SDI Co. Ltd.(a)	23,700	4,518,307
Sunny Optical Technology Group Co. Ltd.	263,000	3,339,379

		19,460,616

Equity Real Estate Investment Trusts (REITs) — 0.7%
Equinix, Inc.	9,100	4,124,302

Household Durables — 1.2%
Roku, Inc.(a)(b)	142,086	7,357,213

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.(a)	19,400	22,687,718
Ensogo Ltd.(a)(c)	94,425	—
JD.com, Inc. — ADR(a)	81,600	3,379,873
Netflix, Inc.(a)	36,490	7,004,620
Start Today Co. Ltd.	111,500	3,384,372

		36,456,583

Internet Software & Services — 23.4%
58.com, Inc. — ADR(a)	50,000	3,578,500
Alibaba Group Holding Ltd. — ADR(a)	102,300	17,639,589
Alphabet, Inc., Class A(a)	29,713	31,299,674
Baidu, Inc. — ADR(a)	52,450	12,284,315
Bandwidth, Inc., Class A(a)	112,369	2,597,971
Delivery Hero AG(a)(d)	75,771	3,000,148
Facebook, Inc., Class A(a)	89,700	15,828,462
Five9, Inc.(a)	98,100	2,440,728
LogMeIn, Inc.	29,400	3,366,300
MercadoLibre, Inc.	15,800	4,971,628
MongoDB, Inc.(a)	46,181	1,370,652
MongoDB, Inc. (Acquired 12/19/13, cost $1,999,972)(a)(e)	59,793	1,720,924
NetEase, Inc. — ADR	7,000	2,415,490
Okta, Inc.(a)	117,052	2,997,702
SendGrid, Inc.(a)	120,511	2,888,649
Shopify, Inc., Class A(a)	36,600	3,696,600
Sogou, Inc. — ADR(a)	240,007	2,776,881
Takeaway.com Holding BV(a)(d)	39,500	2,411,403
Tencent Holdings Ltd.	486,300	25,169,893
Yandex NV, Class A(a)	124,600	4,080,650

		146,536,159

IT Services — 8.9%
Capgemini SE	37,400	4,429,714
Cielo SA(a)	642,700	4,557,084
DXC Technology Co.	45,800	4,346,420
GMO Payment Gateway, Inc.	48,900	4,037,702
InterXion Holding NV(a)	64,200	3,783,306
Mastercard, Inc., Class A	66,100	10,004,896
PayPal Holdings, Inc.(a)	79,200	5,830,704
Square, Inc., Class A(a)	234,000	8,112,780

Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	95,500	$10,888,910

		55,991,516

Media — 1.3%
Naspers Ltd., N Shares	28,738	7,961,959

Multiline Retail — 0.4%
Magazine Luiza, S.A.(a)	111,225	2,689,840

Semiconductors & Semiconductor Equipment — 18.2%
Advanced Micro Devices, Inc.(a)	297,000	3,053,160
AIXTRON SE(a)	229,000	3,165,296
ams AG(a)	56,200	5,091,263
Applied Materials, Inc.	106,800	5,459,616
ASML Holding NV	59,100	10,275,005
Broadcom Ltd.	37,221	9,562,075
Cree, Inc.(a)	100,200	3,721,428
IQE PLC(a)(b)	1,370,591	2,535,184
Lam Research Corp.	31,900	5,871,833
MACOM Technology Solutions Holdings, Inc.(a)	76,600	2,492,564
MagnaChip Semiconductor Corp.(a)	284,400	2,829,780
MediaTek, Inc.	400,000	3,931,919
Megachips Corp.(b)	91,800	2,740,518
Microchip Technology, Inc.	33,700	2,961,556
Micron Technology, Inc.(a)	99,000	4,070,880
NVIDIA Corp.	30,800	5,959,800
ON Semiconductor Corp.(a)	195,300	4,089,582
QUALCOMM, Inc.	67,900	4,346,958
Rohm Co. Ltd.	39,800	4,384,438
Silicon Laboratories, Inc.(a)	34,700	3,064,010
SOITEC(a)	88,110	6,284,963
STMicroelectronics NV	199,300	4,347,528
Taiwan Semiconductor Manufacturing Co. Ltd.	992,000	7,595,818
Teradyne, Inc.	61,400	2,570,818
Tower Semiconductor, Ltd.(a)	101,300	3,452,304

		113,858,296

Software — 22.0%
Activision Blizzard, Inc.	115,600	7,319,792
Adobe Systems, Inc.(a)	45,500	7,973,420
Altair Engineering, Inc., Class A(a)	157,348	3,763,764
Altium Ltd.	275,000	2,842,485
Atlassian Corp. PLC, Class A(a)	92,500	4,210,600
Autodesk, Inc.(a)	65,800	6,897,814
BlackBerry Ltd.(a)	237,200	2,649,524
Electronic Arts, Inc.(a)	45,500	4,780,230
ForeScout Technologies, Inc.(a)	85,573	2,728,923
Guidewire Software, Inc.(a)	40,400	3,000,104
HubSpot, Inc.(a)	34,700	3,067,480
Linx SA(a)	483,400	3,121,530
Microsoft Corp.	338,200	28,929,628
Nintendo Co. Ltd.	24,200	8,714,339
Proofpoint, Inc.(a)	46,810	4,157,196
PTC, Inc.(a)	55,600	3,378,812
RIB Software SE(b)	135,600	4,022,964
SailPoint Technologies Holding, Inc.(a)	205,925	2,985,912
salesforce.com, Inc.(a)	129,200	13,208,116
Tableau Software, Inc., Class A(a)	35,700	2,470,440
Take-Two Interactive Software, Inc.(a)	58,000	6,367,240
Ubisoft Entertainment SA(a)	70,000	5,378,207
Xero Ltd.(a)	122,660	2,732,311
Zendesk, Inc.(a)	98,800	3,343,392

		138,044,223

Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	193,659	32,772,913

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Technology Opportunities Portfolio “Formerly BlackRock Science & Technology Opportunities Portfolio” (Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd.	3,100	$7,365,325

		40,138,238

Total Common Stocks — 94.3% (Cost: $380,915,741)		591,277,700

Preferred Stocks — 1.5%

Internet & Direct Marketing Retail — 0.1%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $1,018,150)(a)(c)(e)	143	225,379
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $396,249)(a)(c)(e)	47	90,172

		315,551

Internet Software & Services — 1.2%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004)(a)(c)(e)	128,924	4,250,624
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $1,080,592)(a)(c)(e)	39,400	2,006,642
Zuora, Inc. (Acquired 1/16/15, cost $1,006,815)(a)(c)(e)	265,000	1,285,250

		7,542,516

Software — 0.2%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011)(a)(c)(e)	244,700	1,387,449

Total Preferred Stocks — 1.5% (Cost: $7,001,820)		9,245,516

Total Long-Term Investments — 95.8% (Cost: $387,917,561)		600,523,216

Security	Shares	Value
Short-Term Securities — 6.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.17%(f)(h)	27,990,065	$27,990,065
SL Liquidity Series, LLC, Money Market Series, 1.53%(f)(g)(h)	11,729,812	11,728,639

Total Short-Term Investments — 6.3% (Cost: $39,719,456)		39,718,704

Total Investments — 102.1% (Cost: $427,637,017)		640,241,920

Liabilities in Excess of Other Assets — (2.1)%		(13,340,730)

Net Assets — 100.0%		$626,901,190

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,966,440, representing 1.75% of its net assets as of period end, and an original cost $9,001,793.
(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)	During the period ended December 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/2017	Net Activity	Shares Held at 12/31/2017	Value at 12/31/2017	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	18,686,309	9,303,756	27,990,065	$27,990,065	$88,915		$118	$—
SL Liquidity Series, LLC, Money Market Series	1,425,730	10,304,082	11,729,812	11,728,639	214,004	(b)	(1,803)	(770)

				$39,718,704	$302,919		$(1,685)	$(770)

(a)	Includes net capital gain distributions.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Technology Opportunities Portfolio “Formerly BlackRock Science & Technology Opportunities Portfolio” (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Long-Term Investments:
Common Stocks:
Automobiles	$4,016,415	$—	$—	$4,016,415
Chemicals	—	3,741,188	—	3,741,188
Consumer Finance	3,492,286	—	—	3,492,286
Electrical Equipment	—	7,408,866	—	7,408,866
Electronic Equipment, Instruments & Components	7,080,634	12,379,982	—	19,460,616
Equity Real Estate Investment Trusts (REITs)	. 4,124,302	—	—	4,124,302
Household Durables	7,357,213	—	—	7,357,213
Internet & Direct Marketing Retail	33,072,211	3,384,372	—	36,456,583
Internet Software & Services	119,645,342	26,890,817	—	146,536,159
IT Services	47,524,100	8,467,416	—	55,991,516
Media	—	7,961,959	—	7,961,959
Multiline Retail	2,689,840	—	—	2,689,840
Semiconductors & Semiconductor Equipment	72,326,511	41,531,785	—	113,858,296
Software	114,353,917	23,690,306	—	138,044,223
Technology Hardware, Storage & Peripherals	32,772,913	7,365,325	—	40,138,238
Preferred Stocks:
Internet & Direct Marketing Retail	—	—	315,551	315,551
Internet Software & Services	—	—	7,542,516	7,542,516
Software	—	—	1,387,449	1,387,449
Short-Term Securities	27,990,065	—	—	27,990,065

Subtotal	$476,445,749	$142,822,016	$9,245,516	$628,513,281

Investments Valued at NAV[1]				11,728,639

Total Investments				$640,241,920

[1]	As of December 31, 2017, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2017, there were no transfers between Level 1 and Level 2.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued) December 31, 2017 (unaudited)	BlackRock Technology Opportunities Portfolio “Formerly BlackRock Science & Technology Opportunities Portfolio”

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2017	$13,128,059
Transfers into Level 3	—
Transfers out of Level 3	(1,629,579)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	(2,252,964)
Purchases	—
Sales

Closing Balance, as of December 31, 2017	$9,245,516

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017[1]	$(2,252,964)

[1]	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks[3]	$9,245,516	Market	Discount Rate[2]	25%	—
			Revenue Multiple[1]	6.25x - 11.50x	9.11x
			Time to Exit[2]	0.5 - 3.0 years	—
			Volatility[2]	41%	—
			Recent Transactions[1]	—	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[3]	For the period ended December 31, 2017, the valuation technique for investments classified as preferred stocks with a total value of $315,551 changed to an Option Pricing Model (“OPM”). The investments were previously valued utilizing Probability-Weighted Expected Return Model (“PWERM”). The change was due to consideration of liquidation preferences and exit strategy.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 —	Controls and Procedures

2(a) —	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 —	Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 22, 2018